   As filed with the Securities and Exchange Commission on March 1, 1996.


                                                       Registration No. 33-32199
                                                                        811-5961

--------------------------------------------------------------------------------

                       Securities and Exchange Commission
                            Washington, D.C.  20549

--------------------------------------------------------------------------------


                                    FORM N-4

           Registration Statement Under the Securities Act of 1933
                         Pre-Effective Amendment No.

                       Post-Effective Amendment No. 8

                                   and/or

                 Registration Statement Under The Investment
                        Company Act Of 1940 Amendment

                                    No. 9


--------------------------------------------------------------------------------


             CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1
                         (Exact Name of Registrant)

                  CANADA LIFE INSURANCE COMPANY OF NEW YORK
                             (Name of Depositor)

                            500 Mamaroneck Avenue
                          Harrison, New York 10528
             (Address of Depositor's Principal Executive Office)
                Depositor's Telephone Number:  (914) 835-8400

                               Paul R. McCadam
                            500 Mamaroneck Avenue
                          Harrison, New York, 10528
                   (Name and Address of Agent for Service)

                                  Copy to:
                          Stephen E. Roth, Esquire
                        Sutherland, Asbill, & Brennan
                       1275 Pennsylvania Avenue, N.W.
                        Washington, D.C.  20004-2404

          It is proposed that this filing will become effective:
                       immediately upon filing pursuant to paragraph (b)
                  ---

                        on ____________________    pursuant to paragraph (b)
                  ---

                        60 days after filing pursuant to paragraph (a)(i)
                  ---

                   X    on  May 1, 1996 pursuant to paragraph (a)(i)
                  ---

                        75 days after filing pursuant to paragraph (a)(ii)
                  ---
                        on ____________________    pursuant to paragraph
                  ---  (a)(ii) of Rule 485

          If appropriate check the following box:
                       this Post -Effective Amendment designates a new
                  --- effective date for a new effective date for a previously filed Post-Effective Amendment.


Pursuant to Rule 24f-2(a)(1) under the Investment company Act of 1940, the Registrant has registered an indefinite number of shares. The Registrant will file a Rule 24f-2 Notice before June 30, 1996 for its most recent fiscal year ended December 31, 1995.

                             CROSS REFERENCE SHEET
                            Pursuant to Rule 481(a)

                  Showing Location In Part A (Prospectus) And
          Part B (Statement of Additional Information) of Registration
                 Statement of Information Required By Form N-4

--------------------------------------------------------------------------------

                                   PART A


         ITEM OF FORM N-4                                           PROSPECTUS CAPTION
         ----------------                                           -------------------
         1.  Cover Page                                             Cover Page

         2.  Definitions                                            DEFINITIONS

         3.  Synopsis                                               SUMMARY

         4.  Condensed Financial Information                        CONDENSED FINANCIAL INFORMATION

         5.  General Description of Registrant,
             Depositor and Portfolio Companies
             a.  Depositor                                          THE COMPANY
             b.  Registrant                                         The Variable Account
             c.  Portfolio Company                                  The Fund
             d.  Fund Prospectus                                    The Fund
             e.  Voting Rights                                      VOTING RIGHTS
             f.  Administrators                                     N/A

         6.  Deductions and Expenses                                Charges Against the Policy, Variable Account, & Fund
             a.  General                                            Charges Against the Policy, Variable Account, & Fund
             b.  Sales Load %                                       Charges Against the Policy, Variable Account, & Fund -
                                                                    Surrender Charge
             c.  Special Purchase Plan                              N/A
             d.  Commissions                                        DISTRIBUTION OF POLICIES
             e.  Expenses - Registrant                              Charges Against the Policy, Variable Account, & Fund
             f.  Fund Expenses                                      Charges Against the Policy, Variable Account, & Fund -
                                                                     Other Charges Including Investment Management Fees
             g.  Organizational Expenses                            N/A

         7.  General Description of Variable
             Annuity Contracts
             a.  Persons With Rights                                DEFINITIONS - Owner, Joint Owner;  Payment of Proceeds; Payment
                                                                    Options; Partial Withdrawals; Other Policy Provisions; VOTING
                                                                    RIGHTS
             b.  (i) Allocation of Premium Payments                 Premiums
                 (ii)Transfers                                      Transfers; Payment of Benefits, Partial Withdrawals, Cash
                                                                    Surrenders, & Transfers - Postponement
                 (iii)Exchanges                                     N/A
             c.  Changes                                            Reserved Rights
             d.  Inquiries                                          SUMMARY - Questions


         8.  Annuity Period                                      Payment Options

         9.  Death Benefit                                       Payment of Proceeds; Payment of Benefits, Partial Withdrawals, Cash
                                                                 Surrenders, & Transfers - Postponement; Payment Options

         10. Purchases and Contract Value
             a.  Purchases                                       Premiums
             b.  Valuation                                       Variable Account Value
             c.  Daily Calculation                               Variable Account Value
             d.  Underwriter                                     DISTRIBUTION OF POLICIES

         11. Redemptions
             a.  - By Owners                                     Payment of Proceeds - Proceeds on Surrender;  Partial Withdrawals;
                                                                 Payment of Benefits, Partial Withdrawals, Cash Surrenders, &
                                                                 Transfers - Postponement
                 - By Annuitant                                  Payment of Proceeds - Proceeds on Death of Last Surviving Annuitant
                                                                 Before Annuity Date or Maturity Date;  Payment Options
             b.  Texas ORP                                       N/A
             c.  Check Delay                                     Payment of Benefits, Partial Withdrawals, Cash Surrenders, &
                                                                 Transfers - Postponement
             d.  Lapse                                           Premiums - Termination
             e.  Free Look                                       Ten Day Right to Examine the Policy

         12. Taxes                                               Charges Against the Policy, Variable Account, & Fund - Taxes;
                                                                 FEDERAL TAX STATUS

         13. Legal Proceedings                                   LEGAL PROCEEDINGS

         14. Table of Contents of the Statement of               STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
             Additional Information


                                                              PART B

         ITEM OF FORM N-4                                        STATEMENT OF ADDITIONAL INFORMATION CAPTION
         ----------------                                        -------------------------------------------


         15. Cover Page                                          Cover Page

         16. Table of Contents                                   STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

         17. General Information and History                     See Prospectus - THE COMPANY;  THE VARIABLE ACCOUNT AND THE FUND

         18. Services
             a.  Fees and Expenses of Registrant                 N/A
             b.  Management Contract                             N/A
             c.  Custodian                                       SAFEKEEPING OF ACCOUNT ASSETS
             d.  Independent Public Accountant                   EXPERTS
             e.  Assets of Registrant                            SAFEKEEPING OF ACCOUNT ASSETS
             f.  Affiliated Persons                              N/A


             g.  Principal Underwriter                    See Prospectus - DISTRIBUTION OF POLICIES

         19. Purchase of Securities Being Offered         See Prospectus - DISTRIBUTION OF POLICIES

         20. Underwriter                                  See Prospectus - DISTRIBUTION OF POLICIES

         21. Calculation of Performance Data              CALCULATION OF YIELDS AND TOTAL RETURNS

         22. Annuity Payments                             See Prospectus - Payment Options

         23. Financial Statements                         FINANCIAL STATEMENTS


                                    PART A



                 INFORMATION REQUIRED TO BE IN THE PROSPECTUS

                   CANADA LIFE INSURANCE COMPANY OF NEW YORK
          HOME OFFICE: 500 Mamaroneck Avenue, Harrison, New York 10528
                                 (914) 835-8400
--------------------------------------------------------------------------------
                                   PROSPECTUS
                           VARIABLE ANNUITY ACCOUNT 1
               FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY*
--------------------------------------------------------------------------------


This Prospectus describes the flexible premium variable deferred annuity policy (the "policy") offered by Canada Life Insurance Company of New York ("we," "our," or "us"), a stock life insurance company domiciled in New York which is a wholly-owned subsidiary of The Canada Life Assurance Company. The policy is designed for use in connection with retirement plans which may or may not qualify for special federal income tax treatment. The owner ("you") may allocate net premiums when paid and policy value among the twenty sub-accounts of the Canada Life of New York Variable Annuity Account 1 (the "Variable Account") and the Fixed Account. The Fixed Account is part of our general account. Assets of each sub-account are invested in a corresponding series of the Canada Life of America Series Fund, Inc. ("CLASF"); the Fidelity Investments Variable Insurance Products Fund ("Fidelity"); the Fidelity Investments Variable Insurance Products Fund II ("Fidelity II"); Seligman Portfolios, Inc. ("Seligman"); the Dreyfus Variable Investment Fund ("Dreyfus"); the Dreyfus Socially Responsible Growth Fund, Inc. ("Dreyfus Socially Responsible"); the Alger American Fund (Alger); or The Montgomery Funds III (Montgomery). Each of these Funds is registered with the SEC as an open-end, diversified management investment company. CLASF has six series which include: Money Market; Managed; Bond; Value Equity, International Equity Series; and the Capital Series. Fidelity has three portfolios available for investment under the policy: Fidelity Growth; Fidelity High Income; and Fidelity Overseas. Fidelity II has two portfolios available for investment under the policy: Fidelity Asset Manager; and Fidelity Index 500. Seligman has two portfolios it offers for investment under the policy: Communications and Information; and Frontier. The Dreyfus Corporation offers the Dreyfus Growth and Income Portfolio and the Dreyfus Socially Responsible Growth Portfolio for investment under the policy. Alger has four portfolios available for investment under the policy: Alger American Small Capitalization; Alger American Growth; Alger American MidCap Growth; and Alger American Leveraged AllCap. Montgomery has one portfolio available for investment under the policy: the Montgomery Emerging Markets Portfolio. The policy value prior to the annuity date, except for amounts in the Fixed Account, will vary according to the investment performance of the series or portfolio of the Funds in which your elected sub-accounts are invested. You bear the entire investment risk on amounts allocated to the Variable Account.


This Prospectus sets forth basic information about the policy and the Variable Account that a prospective investor ought to know before investing. Additional information about the policy and the Variable Account is contained in the Statement of Additional Information, which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is on page ___of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling us at the address or phone number shown above.

  PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. THIS
      PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE FUND.


 THE POLICIES AND SHARES OF THE FUNDS ARE NOT INSURED BY THE FDIC OR ANY OTHER
     AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE
          NOT BANK GUARANTEED. THEY ARE SUBJECT TO MARKET FLUCTUATION,
           REINVESTMENT RISK AND POSSIBLE LOSS OF PRINCIPAL INVESTED.


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
       EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


  *  As of January 26, 1996 the policy is a single premium variable deferred annuity.

                  The date of this Prospectus is May 1, 1996.

                               TABLE OF CONTENTS


                                                           PAGE                                                            PAGE
                                                           ----                                                            ----
DEFINITIONS . . . . . . . . . . . . . . . . . . . . . . .  3            Reduction or Elimination of Surrender Charges  . . 31
SUMMARY . . . . . . . . . . . . . . . . . . . . . . . . .  4            Reduction or Elimination of
TABLE OF EXPENSES . . . . . . . . . . . . . . . . . . . .  8                 Policy Administration Charge  . . . . . . . . 31
CONDENSED FINANCIAL INFORMATION . . . . . . . . . . . . . 11            Taxes    . . . . . . . . . . . . . . . . . . . . . 31
THE COMPANY . . . . . . . . . . . . . . . . . . . . . . . 13            Other Charges Including Investment  Advisory Fees  31
THE VARIABLE ACCOUNT AND THE FUNDS  . . . . . . . . . . . 13         Payment Options   . . . . . . . . . . . . . . . . . . 32
    The Variable Account  . . . . . . . . . . . . . . . . 13            Election of Options  . . . . . . . . . . . . . . . 33
    The Funds   . . . . . . . . . . . . . . . . . . . . . 14            Description of Options   . . . . . . . . . . . . . 33
        Money Market Series   . . . . . . . . . . . . . . 14            Payment Dates  . . . . . . . . . . . . . . . . . . 34
        Managed Series  . . . . . . . . . . . . . . . . . 14            Age and Survival of Payee  . . . . . . . . . . . . 34
        Bond Series   . . . . . . . . . . . . . . . . . . 14            Death of Payee   . . . . . . . . . . . . . . . . . 34
        Value Equity Series   . . . . . . . . . . . . . . 14            Betterment of Income   . . . . . . . . . . . . . . 34
        International Equity Series   . . . . . . . . . . 15         Other Policy Provisions   . . . . . . . . . . . . . . 34
        Capital Series  . . . . . . . . . . . . . . . . . 15            Owner or Joint Owner   . . . . . . . . . . . . . . 34
        Fidelity Growth   . . . . . . . . . . . . . . . . 15            Beneficiary  . . . . . . . . . . . . . . . . . . . 35
        Fidelity High Income  . . . . . . . . . . . . . . 15            Written Notice   . . . . . . . . . . . . . . . . . 35
        Fidelity Overseas   . . . . . . . . . . . . . . . 15            Periodic Reports   . . . . . . . . . . . . . . . . 35
        Fidelity Asset Manager  . . . . . . . . . . . . . 16            Assignment   . . . . . . . . . . . . . . . . . . . 35
        Fidelity Index 500  . . . . . . . . . . . . . . . 16            Modification   . . . . . . . . . . . . . . . . . . 35
        Seligman Communications and Information   . . . . 16     YIELDS AND TOTAL RETURNS  . . . . . . . . . . . . . . . . 36
        Seligman Frontier   . . . . . . . . . . . . . . . 17     TAX DEFERRAL  . . . . . . . . . . . . . . . . . . . . . . 37
        Dreyfus Growth and Income   . . . . . . . . . . . 17     FEDERAL TAX STATUS  . . . . . . . . . . . . . . . . . . . 37
        Dreyfus Socially Responsible Growth   . . . . . . 17         Introduction  . . . . . . . . . . . . . . . . . . . . 37
        Alger Small Capitalization  . . . . . . . . . . . 17         The Company's Tax Status  . . . . . . . . . . . . . . 38
        Alger Growth  . . . . . . . . . . . . . . . . . . 18         Tax Status of the Policy  . . . . . . . . . . . . . . 38
        Alger MidCap Growth   . . . . . . . . . . . . . . 18            Diversification Requirements   . . . . . . . . . . 38
        Alger Leveraged AllCap  . . . . . . . . . . . . . 18            Required Distributions   . . . . . . . . . . . . . 39
        Montgomery Emerging Markets   . . . . . . . . . . 18         Taxation of Annuities   . . . . . . . . . . . . . . . 39
    Reserved Rights   . . . . . . . . . . . . . . . . . . 18            In General   . . . . . . . . . . . . . . . . . . . 39
    Change In Investment Policy   . . . . . . . . . . . . 19            Withdrawals/Distributions  . . . . . . . . . . . . 39
DESCRIPTION OF ANNUITY POLICY . . . . . . . . . . . . . . 19            Annuity Payments   . . . . . . . . . . . . . . . . 40
    Ten Day Right To Examine Policy   . . . . . . . . . . 19            Taxation of Death Benefit Proceeds   . . . . . . . 40
    Premiums  . . . . . . . . . . . . . . . . . . . . . . 19            Penalty Tax on Certain Withdrawals   . . . . . . . 40
        Initial Premium   . . . . . . . . . . . . . . . . 19         Transfers, Assignments, or Exchanges of a Policy  . . 40
        Additional Premiums   . . . . . . . . . . . . . . 19         Withholding   . . . . . . . . . . . . . . . . . . . . 40
        Wire Transmittal Privilege  . . . . . . . . . . . 19         Multiple Policies   . . . . . . . . . . . . . . . . . 41
        Electronic Data Transmission                                 Possible Tax Changes  . . . . . . . . . . . . . . . . 41
          of Application Information  . . . . . . . . . . 20         Taxation of Qualified Plans   . . . . . . . . . . . . 41
        Net Premium Allocation  . . . . . . . . . . . . . 20            Individual Retirement Annuities and
        Termination   . . . . . . . . . . . . . . . . . . 20                Simplified Employee Pensions (SEP/IRAs)  . . . 41
    Variable Account Value  . . . . . . . . . . . . . . . 21          Minimum Distribution Requirements ("MDR") for IRA's. 42
        Units   . . . . . . . . . . . . . . . . . . . . . 21          Corporate and Self-Employed (H.R.10 and
        Unit Value  . . . . . . . . . . . . . . . . . . . 21                Keogh) Pension and Profit-Sharing Plans  . . . 42
        Net Investment Factor   . . . . . . . . . . . . . 21           Deferred Compensation Plans  . . . . . . . . . . .  42
    Transfers   . . . . . . . . . . . . . . . . . . . . . 22            Tax-Sheltered Annuity Plans  . . . . . . . . . . . 42
        Transfer Privilege  . . . . . . . . . . . . . . . 22         Other Tax Consequences  . . . . . . . . . . . . . . . 43
        Telephone Transfer Privilege  . . . . . . . . . . 22     DISTRIBUTION OF POLICIES  . . . . . . . . . . . . . . . . 43
        Dollar Cost Averaging Privilege   . . . . . . . . 22     LEGAL PROCEEDINGS . . . . . . . . . . . . . . . . . . . . 43
        Restrictions on Transfers from Fixed Account  . . 23     VOTING RIGHTS . . . . . . . . . . . . . . . . . . . . . . 43
        Transfer Processing Fee   . . . . . . . . . . . . 23     FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . 44
    Payment of Proceeds   . . . . . . . . . . . . . . . . 23     STATEMENT OF ADDITIONAL INFORMATION - TABLE
        Proceeds  . . . . . . . . . . . . . . . . . . . . 23         OF CONTENTS . . . . . . . . . . . . . . . . . . . . . 44
        Proceeds on Annuity Date or Maturity Date   . . . 23     FIXED ACCOUNT . . . . . . . . . . . . . . . . . . . . . . 45
        Proceeds on Surrender   . . . . . . . . . . . . . 24         Fixed Account Value   . . . . . . . . . . . . . . . . 45
        Proceeds on Death of Annuitant Before
          Annuity Date or Maturity Date(The Death Benefit)24
        Proceeds on Death of Any Owner Before
          or After Annuity Date or Maturity Date  . . . . 25
    Partial Withdrawals   . . . . . . . . . . . . . . . . 26
        Systematic Withdrawal Privilege . . . . . . . . . 26
    Portfolio Rebalancing   . . . . . . . . . . . . . . . 27
    Loans   . . . . . . . . . . . . . . . . . . . . . . . 27
    Payment of Benefits, Partial Withdrawals,
        Cash Surrenders and Transfers - Postponement  . . 28
    Charges Against the Policy, Variable
        Account, and Funds  . . . . . . . . . . . . . . . 28
        Surrender Charge  . . . . . . . . . . . . . . . . 28
        Policy Administration Charge  . . . . . . . . . . 29
        Daily Administration Fee  . . . . . . . . . . . . 29
        Transfer Processing Fee   . . . . . . . . . . . . 30
        Annualized Mortality and Expense Risk Charge  . . 30

                                  DEFINITIONS


ANNUITANT: Any natural person whose life is used to determine the duration of any payments made under a payment option involving life contingencies.


ANNUITY DATE: The date you have elected for the commencement of annuity payments or the date that a lump sum payment is to be made. The annuity date can be no later than the Maturity Date.


BENEFICIARY: The person to whom we will pay the proceeds payable on your death or the death of the annuitant.

CASH SURRENDER VALUE: The policy value less: 1) any applicable surrender charge; and 2) the policy administration charge.

COMPANY: Canada Life Insurance Company of New York.

DUE PROOF OF DEATH: Proof of death that is satisfactory to us. Such proof may consist of: 1) a certified copy of the death certificate; and/or 2) a certified copy of the decree of a court of competent jurisdiction as to the finding of death.


EFFECTIVE DATE: The date the policy is effective is the date we accept your application and apply your premium.


FIXED ACCOUNT: This account is part of our general account. This account is not part of and does not depend on the investment performance of the Variable Account.


FUNDS: The Canada Life of America Series Fund, Inc.; Fidelity Investments Variable Insurance Products Fund; Fidelity Investments Variable Insurance Products Fund II; Seligman Portfolios, Inc.; Dreyfus Variable Investment Fund; Dreyfus Socially Responsible Growth Fund Inc.; The Alger American Fund; and The Montgomery Funds III, are diversified open-end investment companies that collectively have twenty series of shares in which the corresponding sub-accounts of the Variable Account are invested.

JOINT OWNER: A term used solely for the purpose of referring to more than one owner. There is no other distinction between the terms owner and joint owner.

MATURITY DATE: No later that the last surviving annuitant's 85th birthday.


HOME OFFICE: Our office at the address shown on page 1 of the Prospectus. This is our mailing address.

NET PREMIUMS: The premium paid less any premium tax deducted in the year the premium is paid. Currently, no premium tax is levied in New York.

NONQUALIFIED POLICY: A policy that is not a "qualified" policy under the Internal Revenue Code of 1986, as amended (the "Code"). However, any increase in policy value under a nonqualified policy is not taxable to the owner or annuitant until received (tax deferred), subject to certain exceptions. See "FEDERAL TAX STATUS" on page ___.


OWNER: The owner is entitled to exercise all rights and privileges provided the owner in the policy. The term owner also includes any joint owner.


PAC: Pre-authorized check, including electronic fund transfers.

POLICY: One of the flexible premium variable deferred annuity policies offered by this Prospectus.

POLICY VALUE: The sum of the Variable Account value and the Fixed Account value.

POLICY DATE, YEARS, MONTHS, and ANNIVERSARIES: Are measured from the policy date shown in the "Policy Details" of the policy.

QUALIFIED POLICY: A policy that is issued in connection with plans that receive special federal income tax treatment under sections 401, 403(a), 403(b), 408 or 457 of the Code. See "FEDERAL TAX STATUS" on page ___.


SUB-ACCOUNT(S): The Variable Account has twenty sub-accounts: Money Market; Managed; Bond; Value Equity; International Equity; Capital; Fidelity Growth; Fidelity High Income; Fidelity Overseas; Fidelity Asset Manager; Fidelity Index 500; Seligman Communications and Information; Seligman Frontier; Dreyfus Growth and Income; Dreyfus Socially Responsible Growth; Alger Small Capitalization; Alger Growth; Alger MidCap Growth; Alger Leveraged AllCap; and Montgomery Emerging Markets. The assets of these sub-accounts are invested in the corresponding series of the Funds.

UNIT: A unit is a measurement used in the determination of the policy's Variable Account value before the annuity date or maturity date.


VALUATION DAY: Each day on which valuation of assets is required by applicable law, which currently is each day the New York Stock Exchange is open for trading, except for the business day after Thanksgiving and the business day after Christmas which are days that we will be closed although the New York Stock Exchange may be open for trading.

VALUATION PERIOD: The period that starts at the close of business on one valuation day and ends at the close of business on the next succeeding valuation day. The close of business is when the New York Stock Exchange closes (usually at 4:00 P.M. Eastern Time).


VARIABLE ACCOUNT: The Canada Life of New York Variable Annuity Account 1, which is not part of our general account. The Variable Account has twenty sub-accounts, the assets of which are invested in the corresponding series of the Funds.


WE, OUR, and US: Canada Life Insurance Company of New York.

WRITTEN NOTICE: See the "Written Notice" provision on page ___ in the "Other Policy Provisions" section of this Prospectus.


YOU or YOUR: The owner. See the definitions of "owner" and "joint owner" above.



                                    SUMMARY

TEN DAY RIGHT TO EXAMINE POLICY

You have ten days after you receive the policy to decide if the policy meets your needs, and if the policy does not meet your needs to return the policy to our Home Office. We will promptly return the Policy Value within seven days. When the policy is issued as an Individual Retirement Annuity, during the first seven days of the ten day period, we will return all premiums if this is greater than the amount otherwise payable.


PREMIUMS


FOR POLICIES ISSUED ON OR AFTER JANUARY 26, 1996:

The minimum single premium is $5,000 ($2,000 if the Policy is an Individual Retirement Annuity, but we reserve the right to lower or raise the minimum premium for IRA's). No further premiums are payable. Our prior approval is required before your total premium paid exceeds $1,000,000. You may allocate your net premium among the sub-accounts of the Variable Account and the Fixed Account. See "Premiums" on page ___.

FOR POLICIES ISSUED PRIOR TO JANUARY 26, 1996:


The minimum initial premium is $5,000 ($2,000 if the Policy is an Individual Retirement Annuity, but we reserve the right to lower or raise the minimum premium for IRA's). However, the minimum initial premium is $100 ($50 if the policy is an

Individual Retirement Annuity) if submitted with a pre-authorized check ("PAC") agreement. You may make additional premium payments during the annuitant's lifetime and before the annuity date or maturity date. The minimum additional premium is $1,000, or $100 per month if paid by PAC (or $50 per month if paid by PAC if the policy is an Individual Retirement Annuity). Our prior approval is required before your total premiums paid exceed $1,000,000. You may allocate your net premiums among the sub-accounts of the Variable Account and the Fixed Account. See "Premiums" on page ___.



THE VARIABLE ACCOUNT


The Variable Account is a separate investment account consisting of twenty sub-accounts. The policy value before the annuity date or maturity date, except for amounts in the Fixed Account, will vary according to the investment performance of the series of the Fund in which your elected sub-accounts are invested. See "The Variable Account" on page ___.



THE FUNDS


The assets of each sub-account are invested in the corresponding series or portfolio of the Funds. The Funds currently have twenty series or portfolios available for investment: Money Market; Managed; Bond; Value Equity (formerly known as Equity); International Equity Series; Capital; Fidelity Growth; Fidelity High Income; Fidelity Overseas; Fidelity Asset Manager; Fidelity Index 500; Seligman Communications and Information; Seligman Frontier; Dreyfus Growth and Income; Dreyfus Socially Responsible Growth; Alger Small Capitalization; Alger Growth; Alger MidCap Growth; Alger Leveraged AllCap; and Montgomery Emerging Markets. The Funds are diversified, open-end investment companies. See "The Funds" on page ___.



THE FIXED ACCOUNT

The Fixed Account is not part of and does not depend on the investment performance of the Variable Account. We credit interest to amounts in the Fixed Account at a guaranteed minimum rate of 3% per annum, and we may credit a higher current interest rate. We will also credit interest to amounts in the Fixed Account at a guaranteed rate of 4% for contracts issued prior to May 1, 1994, or such later date as applicable regulatory approvals are obtained in the jurisdiction in which the contracts are offered. See "Fixed Account" on page
___.


TRANSFERS

You may transfer all or part of an amount in a sub-account or the Fixed Account to another sub-account(s) or the Fixed Account, subject to certain restrictions. See "Transfers" on page ___.


DEATH BENEFIT


If we receive due proof of death of the annuitant before the annuity date or maturity date ("such due proof"), we will pay the beneficiary a death benefit.

       THE FOLLOWING APPLIES ONLY TO POLICIES ISSUED ON OR AFTER MAY 1, 1996 OR SUCH LATER DATE AS APPLICABLE REGULATORY APPROVALS ARE OBTAINED IN THE JURISDICTION IN WHICH THE POLICIES ARE OFFERED:

       If we receive such due proof during the first five years, the death benefit is the greater of:

              1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or
              2. the policy value on the date we receive due proof of the annuitant's death.

       If we receive such due proof after the first five policy years, the death benefit is the greatest of:

              1.    item "1" above; or
              2.    item "2" above; or
              3. the policy value at the end of the most recent 5 policy year period preceding the date we receive due proof of the annuitant's death, adjusted for any of the following items that occur after such last 5 policy year period: a) less any partial withdrawals, including applicable surrender charges; b) less any incurred taxes; and c) plus any premiums paid. The 5 policy year periods are measured from the policy date (i.e., 5, 10, 15, 20, etc.).

       If on the date the policy was issued, the annuitant was attained age 80 or less, then after the annuitant attains age 81, the death benefit is the greater of items "1" or "2" above, with no further step-ups in Death Benefits occurring. However, if on the date the policy was issued, the annuitant was attained age 81 or more, then the death benefit is the policy value.

       THE FOLLOWING APPLIES ONLY TO POLICIES ISSUED AFTER FROM MAY 1, 1995 THROUGH APRIL 30, 1996, OR SUCH LATER DATE AS REGULATORY APPROVAL IS
       OBTAINED:

       If we receive such due proof during the first seven policy years, the death benefit is the greater of:

              1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or

              2. the policy value on the date we receive due proof of the annuitant's death.

       If we receive such due proof after the first seven policy years, the death benefit is the greatest of:

              1.    item "1." above; or
              2.    item "2." above; or

              3. the policy value at the end of the most recent 7 policy year period preceding the date we receive due proof of the annuitant's death, adjusted for any of the following items that occur after such last 7 policy year period: a) less any partial withdrawals, including applicable surrender charges; b) less any incurred taxes; and c) plus any premiums paid. The 7 policy year periods are measured from the policy date (i.e., 7, 14, 21, 28, etc.). No further step-ups in Death Benefits will occur after the age of 80.


       THE FOLLOWING APPLIES ONLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 1995 OR SUCH LATER DATE AS REGULATORY APPROVAL IS OBTAINED:

       If we receive such due proof during the first five policy years, the death benefit is the greater of:

              1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or
              2. the policy value on the date we receive due proof of the annuitant's death.

       If we receive such due proof after the first five policy years, the death benefit is the greatest of:

              1.    item "1" above; or
              2.    item "2" above; or

              3. the policy value at the end of the most recent 5 year policy period preceding the date we receive due proof of the annuitant's death, adjusted for any of the following items that occur after such last 5 year policy period: a) less any partial withdrawals, including applicable surrender charges; b) less any incurred taxes; and c) plus any premiums paid. The 5 year policy periods are measured from the policy date (i.e., 5, 10, 15, 20, etc.).

No death benefit is payable if the policy is surrendered before the annuitant's death.

See "Proceeds on Death of Annuitant Before Annuity Date or Maturity Date " on page ___.



PARTIAL WITHDRAWALS AND CASH SURRENDERS


You may withdraw part or all of the cash surrender value at any time before the earlier of the death of the annuitant or the annuity date or maturity date, subject to certain limitations. See "Partial Withdrawals" on page ___ and "Proceeds On

Surrender" on page ___. Partial withdrawals and cash surrenders may be subject to federal income tax, including a penalty tax. See "Federal Tax Status" on page ___.


POLICY CHARGES

No deduction for a sales charge is made when premiums are paid. However, a surrender charge (contingent deferred sales charge) will be deducted when certain partial withdrawals and cash surrenders are made. For the purpose of determining if any surrender charge applies and the amount of such charge, partial withdrawals and surrenders are taken according to these rules from policy value attributable to premiums or investment earnings in the following order:

                                                                                       SURRENDER CHARGE
                                                                                       ----------------

    1.   Up to 100% of positive investment earnings of each variable sub-account available at the time the request is made, once a policy year, PLUS  . . . . . . . . . . . . . . .  None
    2.   Up to 100% of current policy year's interest on the FIXED ACCOUNT at the time the request for surrender/withdrawal is made, once a policy year, PLUS . . . . . . . . . . .  None
    3.   Up to 10% of total premiums STILL SUBJECT TO A SURRENDER CHARGE, once a policy year, PLUS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  None
    4.   Up to 100% of those premiums NOT SUBJECT TO A SURRENDER CHARGE, available at any time. .  None
    5.   Premiums subject to a surrender charge:

              For policies issued prior to May 1, 1995 or such later date as regulatory approval is obtained (For 5 years from the date of payment, each premium is subject to a 6% surrender charge. After the 5th year, no surrender
                  charge will apply to such payment)  . . . . . . . . . . . . . . . . . . . . . .    6%

              For policies issued after April 30, 1995 or such later date as regulatory approval is obtained:

                    Policy Years Since Premium Was Paid
                    -----------------------------------
                         Less than 1  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    6%
                         At least 1, but less than 2. . . . . . . . . . . . . . . . . . . . . . .    6%
                         At least 2, but less than 3. . . . . . . . . . . . . . . . . . . . . . .    5%
                         At least 3, but less than 4. . . . . . . . . . . . . . . . . . . . . . .    5%
                         At least 4, but less than 5. . . . . . . . . . . . . . . . . . . . . . .    4%
                         At least 5, but less than 6. . . . . . . . . . . . . . . . . . . . . . .    3%
                         At least 6, but less than 7. . . . . . . . . . . . . . . . . . . . . . .    2%
                         At least 7 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  None

See "Surrender Charge" on page ___.


We deduct a policy administration charge of $30 for the prior policy year on each policy anniversary. If the policy value on the policy anniversary is $75,000 or more, we will waive the policy administration charge for the prior policy year. We will also deduct this charge for the current policy year if the policy is surrendered for its cash surrender value, unless the surrender occurs on the policy anniversary. See "Policy Administration Charge" on page ___.


At each valuation period, we also deduct a daily administration fee at an effective annual rate of 0.15% from the assets of the Variable Account. See "Daily Administration Fee" on page ___.


The first 12 transfers during each policy year are free. We assess a $25 transfer fee for each additional transfer. See "Transfer Processing Fee" on page ___.

We deduct a mortality and expense risk charge at each valuation period from the assets of the Variable Account at an effective annual rate of 1.25%. This charge is not made after the annuity date or maturity date, or against any amounts in the Fixed Account. See "Annualized Mortality and Expense Risk Charge" on page ___.

No premium tax is currently payable under New York law. We reserve the right to deduct any premium taxes payable in respect of future premiums in the event New York law should change. See "Taxes" on page ___.


Each series or portfolio of the Funds in which the Variable Account invests is responsible for its own expenses. In addition, charges for investment advisory services are charged daily from each series of each fund. See "Other Charges Including Investment Advisory Fees" on page ___ and the attached "PROSPECTUSES FOR THE FUNDS."



LOANS

The Company may in the future offer a loan privilege to owners of policies issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If offered, owners of such policies may obtain loans using the policy as the only security for the loan, and the effective cost of a policy loan would be 2% per year of the amount borrowed. See "Loans" on page
___.



ANNUITY DATE, MATURITY DATE AND PAYMENT OPTIONS

On the annuity date, we will apply the policy value under a Payment Option 1, unless you have elected to receive the cash surrender value in a lump sum, or pursuant to a mutually agreed upon payment option, Payment Option 2. Payments under these payment options do not depend on the Variable Account's investment performance. The proceeds we will pay on the maturity date is the policy value. The payment options are: 1) Life Income; and 2) Mutual Agreement. See "Payment Options" on page ___.



OTHER POLICY PROVISIONS

For information concerning the owner, beneficiary, written notice, periodic policy reports, assignment, and modification see "Other Policy Provisions" on page ___.


FEDERAL TAX STATUS

For a brief discussion of our current understanding of the federal tax laws concerning us and the annuity policies we issue see "Federal Tax Status" on page ___.


QUESTIONS

We will be happy to answer your questions about the policy or our procedures. Call or write to us at the phone number or address on page 1. All inquiries should include the policy number, and the names of the owner and the annuitant.


                               TABLE OF EXPENSES

EXPENSE DATA

The following information regarding expenses assumes that the entire policy value is in the Variable Account:


    POLICYOWNER TRANSACTION EXPENSES
    --------------------------------
    Sales load on premiums  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     0

    Maximum contingent deferred sales charge as a percentage of amount surrendered
    10% of total premiums still subject to a surrender charge are free of any sales load
    See "Policy Charges" on page ___) . . . . . . . . . . . . . . . . . . . . . . . . .      6%

    Transfer fee
    Guarantee - First 12 transfers each policy year . . . . . . . . . . . . . . . . . .
                                                                                         No fee
    Each transfer thereafter  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $25

    POLICY ADMINISTRATION CHARGE  . . . . . . . . . . . . . . . . . . . . . . .  $30 per policy
    ----------------------------
         (waived for the prior policy year if the policy value is $75,000 or more on the policy anniversary)

    VARIABLE ACCOUNT ANNUAL EXPENSES
    --------------------------------
    (as a percentage of account value)

    Mortality and expense risk charges  . . . . . . . . . . . . . . . . . . . . . . . .   1.25%
    Daily Administration Fee* . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   0.15%
                                                                                          -----
    Total Variable Account annual expenses  . . . . . . . . . . . . . . . . . . . . . .   1.40%
                                                                                          =====


    FUND'S ANNUAL EXPENSES**
    (as a percentage of average net assets)


                                                                        OTHER EXPENSES
                                                 MANAGEMENT              AFTER EXPENSE              TOTAL ANNUAL
                                                    FEES                REIMBURSEMENT***              EXPENSES
                                               ----------------         ----------------           -------------
         Money Market                               0.50%                     0.25%                    0.75%
         Managed                                    0.50%                     0.40%                    0.90%
         Bond                                       0.50%                     0.38%                    0.88%
         Value Equity                               0.50%                     0.40%                    0.90%
         International Equity                       0.80%                     0.40%                    1.20%
         Capital                                    0.50%                     0.38%                    0.88%
         Fidelity Growth                            0.61%                     0.09%                    0.70%
         Fidelity High Income                       0.60%                     0.11%                    0.71%
         Fidelity Overseas                          0.76%                     0.15%                    0.91%
         Fidelity Asset Manager                     0.71%                     0.08%                    0.79%
         Fidelity Index 500                         0.00%                     0.28%                    0.28%
         Seligman Communications
              and Information                       0.75%                     0.20%                    0.95%
         Seligman Frontier                          0.75%                     0.20%                    0.95%
         Dreyfus Growth and Income                  0.72%                     0.20%                    0.92%
         Dreyfus Socially Responsible               0.69%                     0.58%                    1.27%
         Alger Small Capitalization                 0.85%                     0.07%                    0.92%
         Alger Growth                               0.75%                     0.10%                    0.85%
         Alger MidCap Growth                        0.80%                     0.10%                    0.90%
         Alger Leveraged AllCap                     0.85%                     0.71%                    1.56%
         Montgomery Emerging Markets                1.25%                     0.50%                    1.75%


* The Daily Administration Fee is imposed only under contracts issued after May 1, 1994, or such later date as applicable regulatory approvals are obtained in the jurisdiction in which the contracts are offered. We do not assess the Daily Administration Fee under contracts issued prior to May 1, 1994.

** Certain of the unaffiliated investment advisers reimburse us for administrative costs incurred in connection with administering the funds as variable funding options. These reimbursements are paid out of the advisers' investment advisory fees as a percentage of assets under management.


*** The above table is intended to assist the policyowner in understanding the costs and expenses that will be borne, directly or indirectly. These includes the expenses of CLASF. Prior to May 1, 1995, we were reimbursing CLASF for expenses that exceeded 0.50% of the Managed, Bond, Value Equity and Capital Series, and 0.25% of the average daily net assets of the Money Market Series.; subsequent to this date, we increased the reimbursement amount to cover the expenses that exceeded 0.40% of the average daily net assets of Managed, Bond, Value Equity, Capital and International Equity Series and 0.25% of the Money Market Series. Absent such reimbursement, the "Other Expenses" for the Money Market would have been 0.64% and for the International Equity Series 0.74%. "Other Expenses" for the Managed, Bond, Value Equity, and Capital Series did not exceed the reimbursement level of 0.40%. Between May 1, 1996 and April 30, 1997 we will reimburse CLASF for expenses that exceed 0.40% of the average daily net assets of the Managed, Bond, Value Equity, Capital, and International Equity Series, and 0.25% of the average daily net assets of the Money Market Series.

     A portion of the brokerage commissions the fund paid was used to reduce its expenses. Without this reduction, total operating expenses would have been (for High Income: 0.71% [please note - there were brokerage commissions paid, but it did not affect the ratio]; and for Asset Manager 0.81%.

     The fund's expenses were voluntarily reduced by the fund's investment adviser. Absent reimbursement, Management Fee, Other Expenses and Total Annual Expenses would have been (Index 500 Portfolio) 0.28%, 0.19% and 0.47% respectively.





     Included in the other expenses of the Alger American Leveraged AllCap Portfolio is 0.06% of interest expense. The figures shown above for the Alger Leveraged AllCap and Montgomery Emerging Markets Portfolios are based on estimated expenses for fiscal year 1996 (as a percentage of each portfolio's average net assets after expense reimbursement). The expense figures shown reflect anticipated voluntary waivers of a portion of the management fees and/or assumption of expenses. The maximum Management Fees, Other Expenses and Total Annual Expenses absent the anticipated
     voluntary waivers are estimated to be as follows:        %,         %,
     and        %, respectively for the Alger American Leveraged AllCap
     Portfolio and 1.25%, 0.95%, and 2.20%, respectively for the Montgomery Emerging Markets Portfolio.

     See "Charges Against The Policy, Variable Account, And Funds," page ___, and the Funds Prospectus.



EXAMPLES

A policyowner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

    1. If the policy is surrendered at the end of the applicable time period:


    SUB-ACCOUNT                              1 YEAR            3 YEARS           5 YEARS         10 YEARS
    -----------                              ------            -------           -------         --------
    Money Market                              $77               $116              $157             $260
    Managed                                   $78               $120              $165             $275
    Bond                                      $78               $120              $165             $275
    Value Equity                              $78               $120              $165             $275
    International Equity                      $81               $129              $180             $305
    Capital                                   $78               $120              $165             $275
    Fidelity Growth                           $76               $114              $154             $254
    Fidelity High Income                      $77               $115              $155             $256
    Fidelity Overseas                         $79               $121              $166             $277
    Fidelity Asset Manager                    $77               $117              $159             $264
    Fidelity Index 500                        $                 $                 $                $
    Seligman Communications
     and Information                          $79               $122              $167             $280
    Seligman Frontier                         $79               $122              $167             $280
    Dreyfus Growth and Income                 $                 $                 $                $
    Dreyfus Socially Responsible Growth       $                 $                 $                $
    Alger Small Capitalization                $                 $                 $                $
    Alger Growth                              $                 $                 $                $
    Alger MidCap Growth                       $                 $                 $                $
    Alger Leveraged AllCap                    $                 $                 $                $
    Montgomery Emerging Markets               $                 $                 $                $

    2. If the policy is annuitized or not surrendered at the end of the applicable time period:


    SUB-ACCOUNT                              1 YEAR            3 YEARS           5 YEARS          10 YEARS
    -----------                              ------            -------           -------          --------
    Money Market                              $23               $71               $121             $260
    Managed                                   $24               $75               $129             $275
    Bond                                      $24               $75               $129             $275
    Value Equity                              $24               $75               $129             $275
    International Equity                      $27               $84               $144             $305
    Capital                                   $24               $75               $129             $275
    Fidelity Growth                           $22               $69               $118             $254
    Fidelity High Income                      $23               $70               $119             $256
    Fidelity Overseas                         $25               $76               $130             $277
    Fidelity Asset Manager                    $23               $72               $123             $264
    Fidelity Index 500                        $                 $                 $                $
    Seligman Communications
     and Information                          $25               $77               $131             $280
    Seligman Frontier                         $25               $77               $131             $280
    Dreyfus Growth and Income                 $                 $                 $                $
    Dreyfus Socially Responsible Growth       $                 $                 $                $
    Alger Small Capitalization                $                 $                 $                $
    Alger Growth                              $                 $                 $                $
    Alger MidCap Growth                       $                 $                 $                $
    Alger Leveraged AllCap                    $                 $                 $                $
    Montgomery Emerging Markets               $                 $                 $                $



The examples represent expenses incurred in connection with a 7 year surrender charge period. Policies issued with a 5 year maximum surrender charge period would be subject to lower expenses.


The examples provided above assume that no transfer charges have been assessed. The examples also reflect a policy administration charge of 0.12% of assets, determined by dividing the total policy administration charges collected by the total average net assets of the sub-accounts of the Variable Account.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESSER THAN THE ASSUMED AMOUNT.


                        CONDENSED FINANCIAL INFORMATION

The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. See the "FINANCIAL STATEMENTS" section on page ___ concerning financial statements contained in the Statement of Additional Information.


The table below sets forth certain information regarding the sub-accounts for a policy for the period from December 31, 1991 through December 31, 1995. Accumulation Unit Values will not be provided for any date prior to the inception of the Variable Account. The Capital Sub-Account commenced operations on May 1, 1993, and the Fidelity Growth, Fidelity High Income, Fidelity Overseas, and Fidelity Asset Manager, sub-accounts were offered beginning on May 1, 1994. The International Equity, Communications and Information, and Frontier sub-accounts commenced operations on May 1, 1995. As of December 31, 1995, the Index 500, Growth & Income, Socially Responsible Growth, Small Capitalization, Growth, MidCap Growth, Leveraged AllCap; and Emerging Markets sub-accounts had not commenced operations. Accordingly, condensed financial information is not available for those sub-accounts.


ACCUMULATION UNIT
VALUE*

                                        AS OF        AS OF        AS OF        AS OF       AS OF
SUB-ACCOUNT                           12/31/95     12/31/94     12/31/93     12/31/92    04/29/92
-----------                           --------     --------     --------     --------    --------
Money Market                            $            $11.50       $11.27
Managed                                 $            $13.75       $13.97       $13.07      $10.00
Bond                                    $            $12.98       $13.69       $12.57      $10.00
Value Equity                            $            $14.21       $14.11       $13.56      $10.00
International Equity                    $
Capital                                 $            $10.54       $11.14
Fidelity Growth                         $            $23.62
Fidelity High Income                    $            $22.97
Fidelity Overseas                       $            $15.33
Fidelity Asset Manager                  $            $15.56
Seligman Communications
 and Information                        $
Seligman Frontier                       $



* Accumulation Unit Values prior to 1994 do not reflect the .15% Daily Administration Fee imposed after May 1, 1994. Accumulation Unit Values for year ended 12/31/94 reflect the .15% Daily Administration Fee.


NUMBER OF UNITS
OUTSTANDING AT
END OF PERIOD
                                        AS OF        AS OF        AS OF        AS OF
SUB-ACCOUNT                           12/31/95     12/31/94     12/31/93     12/31/92
-----------                           --------     --------     --------     --------
Money Market                                            195         4,393
Managed                                              13,982        12,645       4,766
Bond                                                    517         1,203         403
Value Equity                                          6,262         8,387       1,017
International Equity
Capital                                              10,013         7,094
Fidelity Growth                                       1,752
Fidelity High Income                                  1,206
Fidelity Overseas                                       594
Fidelity Asset Manager                                7,647
Seligman Communications
 and Information
Seligman Frontier

                                  THE COMPANY


Canada Life Insurance Company of New York ("we," "our," and "us") is a stock life insurance company with assets as of December 31, 1995 of approximately $ million. We were incorporated under New York law on June 7, 1971, and our Home Office is located at 500 Mamaroneck Avenue, Harrison, New York 10528. We currently are principally engaged in issuing annuity and life insurance policies in the State of New York.


We share our A.M. Best rating with our parent company, The Canada Life Assurance Company. From time to time, we will quote this rating, our rating from Standard & Poor's Corporation, Duff & Phelps Inc., and/or Moody's Investors Service for claims paying ability. These ratings address the financial ability of these companies to meet their contractual obligations in accordance with the terms of their insurance contracts. They do not take into account deductibles, surrender or cancellation penalties, or timeliness of claim payment, nor do they address the suitability of the policy for a particular purchaser. Also, these evaluations do not refer to the ability of these companies to meet non-policy obligations.


We are a wholly owned subsidiary of The Canada Life Assurance Company, a Canadian life insurance company headquartered in Toronto, Ontario, Canada, with a U.S. Home Office in Atlanta, Georgia. The Canada Life Assurance Company: commenced insurance operations in 1847, and has been actively operating in the United States since 1889; and is one of the largest life insurance companies in North America with consolidated assets as of December 31, 1995 of approximately $ billion (U.S. dollars).


Obligations under the policies are obligations of Canada Life Insurance Company of New York.

We are subject to regulation and supervision by the New York State Insurance Department, as well as the applicable laws and regulations of New York.


                       THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT

We established the Canada Life of New York Variable Annuity Account 1 (the "Variable Account") as a separate investment account on September 23, 1989, under New York law. Although we own the assets in the Variable Account, these assets are held separately from our other assets and are not part of our general account. The income, gains or losses, whether or not realized, from the assets of the Variable Account are credited to or charged against the Variable Account in accordance with the policies without regard to our other income, gains or losses.

The portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business that we conduct and will be held in the Variable Account. We have the right to transfer to our general account any assets of the Variable Account which are in excess of such reserves and other liabilities.

The Variable Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a "separate account" under the federal securities laws. A unit investment trust is a type of investment company that invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account.


The Variable Account currently has twenty sub-accounts: Money Market; Bond; Value Equity; Managed; International Equity; Capital; Fidelity Growth; Fidelity High Income; Fidelity Overseas; Fidelity II Asset Manager; Fidelity Index 500; Communications and Information; Frontier; Dreyfus Growth and Income; Dreyfus Socially Responsible Growth; Alger Small Capitalization; Alger Growth; Alger MidCap Growth; Alger Leveraged AllCap; and Montgomery Emerging Markets. The assets of each sub-account are invested in shares of the corresponding series of the Funds. Shares of a series are purchased and redeemed for a sub-account at their net asset value. Any amounts of income, dividends and gains distributed from the shares of a series will be reinvested in additional shares of that series at their net asset value. The Prospectus for each Fund defines the net asset value of series shares. There is, of course, no assurance that the investment objective of any series will be achieved.

THE FUNDS


The Variable Account invests in shares of CLASF, Fidelity, Fidelity II, Seligman, Dreyfus, the Dreyfus Socially Responsible, Alger and Montgomery. The Funds are management investment companies of the series type with one or more investment portfolios. Each Fund is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Company or the portfolios by the SEC.

The Funds may, in the future, create additional portfolios that may or may not be available as investment options under the Contracts. Each portfolio has its own investment objectives and the income and losses for each portfolio are determined separately for that portfolio.

The investment objectives and policies of each portfolio are summarized below. THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVES. More detailed information, including a description of risks and expenses, may be found in the prospectuses for the Funds which must accompany or precede this prospectus and which should be read carefully and retained for future reference.


CANADA LIFE OF AMERICA SERIES FUND ("CLASF")


The Canada Life of America Series Fund, Inc., ("CLASF") currently has six series: Money Market; Managed; Bond; Value Equity; International Equity Series; and Capital.

CLASF is a diversified open-end investment company incorporated in Maryland. CLASF has four series which use the investment advisory services of CL Capital Management, Inc., a Georgia corporation: Money Market; Managed; Bond; and Value Equity. CLASF has one series, the International Equity Series, which uses the sub-investment advisory services of Canada Life Investment Management Limited, a Toronto, Ontario, Canada SEC-registered investment adviser. CLASF also has one series, the Capital Series, which uses the sub-investment advisory services of J. & W. Seligman & Co. Incorporated, an unaffiliated investment manager that is a Delaware Corporation. CL Capital Management, Inc. is a wholly owned subsidiary of Canada Life Insurance Company of America. Canada Life Investment Management Limited is a wholly owned subsidiary of The Canada Life Assurance Company. The following is a brief description of the investment objectives of each of the current series of CLASF.


MONEY MARKET SERIES

The Money Market Series seeks the highest possible level of current income consistent with preservation of capital and liquidity by investing in money market instruments maturing in thirteen months or less.

MANAGED SERIES

The Managed Series seeks as high a level of return as possible through capital appreciation and income consistent with prudent investment risk and preservation of capital, by investing in equities, fixed income debt instruments and money market instruments.

BOND SERIES

The Bond Series seeks as high a level of current income and capital appreciation as is consistent with preservation of principal, by investing primarily in fixed income debt instruments.


VALUE EQUITY SERIES

The Value Equity Series seeks long-term growth and income by investing in common stocks and other equity securities which are believed to have appreciation potential.

INTERNATIONAL EQUITY SERIES

The International Equity Series seeks long-term capital appreciation by investing in equity or equity-type securities of companies located outside of the United States.

CAPITAL SERIES

The Capital Series seeks capital appreciation, not current income, by investing in common stocks and securities convertible into or exchangeable for common stocks, in common stock purchase warrants, in debt securities and in preferred stocks believed to provide capital appreciation opportunities.


Since CLASF may be available to other separate accounts, including registered separate accounts for variable annuity and variable life products, and non-registered separate accounts for group annuity products, of Canada Life Insurance Company of New York, Canada Life Insurance Company of America, and The Canada Life Assurance Company, it is possible that material conflicts may arise between the interests of the Variable Account and one or more other separate accounts investing in CLASF. CLASF's board of directors will monitor events to identify any irreconcilable material conflict. Upon being advised of such a conflict, we will take any steps we believe necessary to resolve the matter, including removing the assets of the Variable Account from one or more series.





FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND


The Fidelity Investments Variable Insurance Products Fund ("Fidelity") has been established to act as one of the funding vehicles for the policy offered and three Portfolios are available under this policy: Fidelity Growth; Fidelity High Income; and Fidelity Overseas. Fidelity is managed by Fidelity Management & Research Company ("Investment Manager"). The Investment Manager is not affiliated with the Company. Fidelity is a diversified open-end investment company.


FIDELITY GROWTH PORTFOLIO

The Fidelity Growth Portfolio seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security.

FIDELITY HIGH INCOME PORTFOLIO

The Fidelity High Income Portfolio seeks to obtain a high level of current income by investment primarily in high yielding, lower-rated, fixed income securities, while also considering growth of capital. Please refer to the accompanying Fidelity prospectus for a description and explanation of the unique risks associated with investing in high risk, high yielding, lower-rated fixed income securities.

FIDELITY OVERSEAS PORTFOLIO

The Fidelity Overseas Portfolio seeks long term growth of capital primarily through investments in foreign securities. This portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II


The Fidelity Investments Variable Insurance Products Fund II ("Fidelity II") has been established to act as one of the funding vehicles for the policy offered and the Asset Manager and Index 500 Portfolios are available under this policy. Fidelity II is managed by Fidelity Management & Research Company ("Investment Manager"). The Investment Manager is not affiliated with the Company. Fidelity II is a diversified open-end management investment company.


FIDELITY ASSET MANAGER PORTFOLIO


The Fidelity Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.

FIDELITY INDEX 500 PORTFOLIO

The Fidelity Index 500 Portfolio seeks a total return which corresponds to that of the Standard & Poor's Composite Index of 500 Stocks.



SELIGMAN PORTFOLIOS, INC.


Seligman Portfolios, Inc. (Seligman) currently has ten portfolios, two of which are available for this policy: Communications and Information; and Frontier.

Seligman is a diversified open-ended investment company incorporated in Maryland which uses the investment management services of J. & W. Seligman & Co. Incorporated, a Delaware corporation. The Investment Manager is not affiliated with the Company. The following is a brief description of the investment objectives of the Communications and Information, and Frontier Portfolios.


SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

The investment objective of this Portfolio is to produce capital gain. Income is not an objective. The Portfolio seeks to achieve its objective by investing primarily in securities of companies operating in the communications, information and related industries.

SELIGMAN FRONTIER PORTFOLIO

The investment objective of this Portfolio is to produce growth in capital value; income may be considered but will be only incidental to the Portfolio's investment objective. In general, securities owned are likely to be those issued by small-to- medium-sized companies selected for their growth potential.




DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund ("Dreyfus") is an open-end, management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance companies. One portfolio is available under this policy, the Dreyfus Growth and Income Portfolio.

DREYFUS GROWTH AND INCOME PORTFOLIO

The Growth and Income Portfolio seeks long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests primarily in equity and debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with The Dreyfus Corporation's assessment of economic conditions and investment opportunities.


DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

The Dreyfus Socially Responsible Growth Fund, Inc. ("Dreyfus Socially Responsible") is an open-end, diversified, management investment company fund, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of various life insurance companies.

DREYFUS SOCIALLY RESPONSIBLE GROWTH PORTFOLIO

The Dreyfus Socially Responsible Growth Portfolio seeks to provide capital growth by investing principally in common stocks, or securities convertible into common stock, of companies which, in the opinion of the Fund's management, not only meet traditional investment standards, but also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is a secondary goal.


ALGER AMERICAN FUND

The Alger American Fund ("Alger") is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies; and its shares may also be offered to qualified pension and retirement plans. Each Portfolio has distinct investment objectives and policies. No assurance can be made that any Portfolio's objective will be achieved. Further information regarding the investment practices of the Portfolios is set forth under the caption "Investment Objectives and Policies" in this Prospectus and in the Statement of Additional Information.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index, updated quarterly. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the Russell 2000 Growth Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER AMERICAN GROWTH PORTFOLIO

The Alger American Growth Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities. The Portfolio may engage in leveraging (up to 33 1/3% of its assets) and options and futures transactions, which are deemed to be speculative and which may cause the Portfolio's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities.


MONTGOMERY FUNDS III

Shares of Montgomery Variable Series: Emerging Markets Fund, a series of The Montgomery Funds III ("Montgomery"), an open-end investment company, are offered by this policy. Shares of the Fund are sold only to insurance company separate accounts ("Accounts") to fund the benefits of variable life insurance policies or variable annuity contracts ("Variable Contract") owned by their respective policy holders, or contract holders, and to qualified pension and retirement plans.

EMERGING MARKETS PORTFOLIO

The investment objective of this portfolio is capital appreciation, which under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies in countries having emerging markets. For these purposes, the portfolio defines an emerging market country as having an economy that is or would be considered by the World Bank or the United Nations to be emerging or developing.



RESERVED RIGHTS


We reserve the right to substitute shares of another series or portfolio of CLASF, Fidelity, Fidelity II, Seligman, Dreyfus, Dreyfus Socially Responsible, Alger, or Montgomery or shares of another registered open-end investment company if, in the judgment of our management, investment in shares of one or more series or portfolios is no longer appropriate for any legitimate reason, including: a change in investment policy; or a change in the tax laws; or the shares are no longer available for investment. However, we will obtain the approval of the SEC before we make a substitution of shares, if such approval is required by law.


When permitted by law, we also reserve the right to: create new variable accounts; combine variable accounts, including the Canada Life of New York Variable Annuity Account 1; remove, combine or add sub-accounts and make the new sub-accounts available to policyowners at our discretion; add new series to CLASF; deregister the Variable Account under the 1940 Act if registration is no longer required; make any changes required by the 1940 Act; and operate the Variable Account as a managed investment company under the 1940 Act or any other form permitted by law.

If a change is made, we will send you a revised Prospectus and any notice required by law.

CHANGE IN INVESTMENT POLICY

The investment policy of a sub-account of the Variable Account may not be changed unless the change is approved, if required, by the New York State Insurance Department.

                         DESCRIPTION OF ANNUITY POLICY

TEN DAY RIGHT TO EXAMINE POLICY

You have ten days after you receive the policy to decide if the policy meets your needs, and if the policy does not meet your needs to return the policy to our Home Office. We will promptly return the Policy Value. When the policy is issued as an Individual Retirement Annuity, during the first seven days of the ten day period, we will return all premiums if this is greater than the amount otherwise payable.


PREMIUMS

INITIAL PREMIUM


A prospective owner must submit a properly completed application along with a check made payable to us for the premium. The minimum premium is $5,000 ($2,000 if the Policy is an Individual Retirement Annuity, but we reserve the right to lower or raise the minimum premium for IRAs). However, for policies issued prior to January 26, 1996, the minimum initial premium is $100 ($50 if the Policy is an Individual Retirement Annuity) when a prospective owner has enclosed a completed pre-authorized check ("PAC") agreement for additional premiums to be automatically withdrawn monthly from the owner's bank account.


The application is subject to our underwriting standards. If the application is properly completed and is accompanied by all the information necessary to process it, including the initial premium, we will normally accept the application and apply the initial net premium within two valuation days of receipt at our Home Office. However, we may retain the premium for up to five valuation days while we attempt to complete the processing of an incomplete application. If this cannot be achieved within five valuation days, we will inform the prospective owner of the reasons for the delay and immediately return the premium, unless the prospective owner specifically consents to our retaining the premium until the application is made complete. If the prospective owner consents to our retaining the premium, we will apply the initial net premium within two valuation days of when the application is complete.

ADDITIONAL PREMIUMS


NO ADDITIONAL PREMIUMS ARE PAYABLE ON POLICIES ISSUED ON OR AFTER JANUARY 26, 1996.

The minimum additional premium is $600. However, the minimum additional premium paid by PAC is $50 per month. We will apply additional net premiums as of receipt at our Home Office.

You may make additional premium payments at any time during the annuitant's lifetime and before the earlier of the annuity date or maturity date. Our prior approval is required before we will accept an additional premium which, together with the total of other premiums paid, would exceed $1,000,000. We will give you a receipt for each additional premium payment.



WIRE TRANSMITTAL PRIVILEGE


If a written agreement between us and broker/dealers who use wire transmittals is in effect, as a privilege to you we will accept transmittal of the initial premium and for policies issued prior to January 26, 1996, additional premiums) by wire order from the broker/dealer to our designated financial institution. A copy of such transmittal must be simultaneously sent to our Home Office via a telephone facsimile transmission that also contains the essential information we require to begin application processing and/or to allocate the net premium. We will normally apply the initial net premium within two valuation days of receipt at our Home Office of the facsimile transmission that contains a copy of the wire order and such required essential information. We may retain such wire orders for up to five valuation days while an attempt is made to obtain such required information that we do not receive via such facsimile transmission. If such required information is not obtained within five valuation days, we will inform the broker/dealer, on behalf of the prospective owner, of the reasons for the delay and immediately return the premium wired to us to the broker/dealer who will return the full premium paid to the prospective owner, unless we receive within such five valuation days the prospective owner's specific written consent to our retaining the premium until we receive such required information via facsimile transmission.

Our acceptance of the wire order and facsimile does not create a contractual obligation with us until we receive and accept a properly completed original application. If we do not receive a properly completed original application within ten valuation days of receipt of the initial premium via wire order, we will return the premium wired to us to the broker/dealer who will return the full premium paid to the prospective owner. If the allocation instructions in the properly completed original application are inconsistent with such instructions contained in the facsimile transmission, the policy value will be reallocated in accordance with the allocation instructions in the application at the price which was next determined after receipt of the wire order.

ELECTRONIC DATA TRANSMISSION OF APPLICATION INFORMATION

In certain states, we will also accept, by agreement with broker-dealers who use electronic data transmissions of application information, wire transmittals of initial premium payments from the broker-dealer to the Company for purchase of the policy. Contact us to find out about state availability.

Upon receipt of the electronic data and wire transmittal, we will process the information and allocate the premium payment according to the policyowner's instructions. Based on the information provided, we will generate a policy and a verification letter to be forwarded to the policyowner for signature.

During the period from receipt of the initial premium until the signed verification letter is received, the policyowner may not execute any financial transactions with respect to the policy unless such transactions are requested in writing by the owner and signature guaranteed.

NET PREMIUM ALLOCATION


You elect in your application how you want your net premium to be allocated among the sub-accounts and the Fixed Account. Any additional net premiums (for policies issued prior to January 26, 1996) will be allocated in the same manner, unless at the time of payment we have received your written notice to the contrary. The total allocation must equal 100%.


We cannot guarantee that a sub-account or shares of a series will always be available. If an owner requests that all or part of a premium be allocated to a sub-account at a time when the sub-account or underlying series or portfolio is not available, we will immediately return that portion of the premium to you, unless you specify otherwise.

TERMINATION


    THE FOLLOWING APPLIES TO POLICIES ISSUED ON OR AFTER JANUARY 26, 1996:

       We may pay you the policy value and terminate the policy if before the annuity date the policy value is less than $2,000.

     THE FOLLOWING APPLIES ONLY TO POLICIES ISSUED PRIOR TO JANUARY 26, 1996:

       We may pay you the cash surrender value and terminate the policy if before the annuity date all of these events simultaneously exist:

       1.     you have not paid any premiums for at least three years;
       2.     the policy value is less than $2,000; and
       3. the total premiums paid, less any partial withdrawals, is less than $2,000.

We will mail you a notice of our intention to terminate this policy at least six months in advance. The policy will automatically terminate on the date specified in the notice, unless we receive an additional premium before the termination date specified in the notice. This additional premium must be at least the minimum amount specified in "Additional Premiums."

We will mail you a notice of our intention to terminate this policy at least six months in advance. The policy will automatically terminate on the date specified in the notice.

VARIABLE ACCOUNT VALUE


The Variable Account value before the annuity date or maturity date is determined by multiplying the number of units credited to this policy for each sub-account by the current unit value of these units.


UNITS

We credit net premiums in the form of units. The number of units credited to the policy for each sub-account is determined by dividing the net premium allocated to that sub-account by the unit value for that sub-account at the end of the valuation period during which we receive the premium at our Home Office.

We will credit units for the initial net premium on the effective date of the policy. We will adjust the units for any transfers in or out of a sub-account, including any transfer processing fee.


We will cancel the appropriate number of units based on the unit value at the end of the valuation period in which any of the following events occurs: the policy administration charge of $30 is assessed; the date we receive and file your written notice for a partial withdrawal or a cash surrender; the date of a systematic withdrawal; the earlier of the annuity date or maturity date; or the date we receive due proof of your death or the annuitant's death.


UNIT VALUE

The unit value for each sub-account's first valuation period is set at $10. The unit value for each subsequent valuation period is determined by multiplying the unit value at the end of the immediately preceding valuation period by the net investment factor for the valuation period for which the value is being determined.

The unit value for a valuation period applies to each day in that period. The unit value may increase or decrease from one valuation period to the next.

NET INVESTMENT FACTOR

The net investment factor is an index that measures the investment performance of a sub-account from one valuation period to the next. Each sub-account has a net investment factor, which may be greater than or less than one.

The net investment factor for each sub-account for a valuation period equals 1 plus the rate of return earned by the relevant series or portfolio, adjusted for the effect of taxes charged or credited to the sub-account and the mortality and expense risk charge.

The rate of return of the relevant series or portfolio is equal to the fraction obtained by dividing (a) by (b) where:

       (a) is the net investment income and net gains, realized and unrealized, credited during the current valuation period; and
       (b) is the value of the net assets of the relevant series at the end of the preceding valuation period, adjusted for the net capital transactions and dividends declared during the current valuation period.

TRANSFERS

TRANSFER PRIVILEGE

You may transfer all or a part of an amount in the sub-account(s) to another sub-account(s) or to the Fixed Account, or transfer a part of an amount in the Fixed Account to the sub-account(s), subject to these general restrictions and the additional restrictions in the "Restrictions On Transfers From Fixed Account":


       1. the Company's minimum transfer amount is the lesser of $250 or the entire amount in that sub-account or Fixed Account; and
       2. a transfer request that would reduce the amount in that sub-account or the Fixed Account below $500 will be treated as a transfer request for the entire amount in that sub-account or the Fixed Account.


We cannot guarantee that a sub-account or shares of a series or portfolio will always be available. If you request an amount in a sub-account or Fixed Account be transferred to a sub-account at a time when the sub-account or underlying series or portfolio is unavailable, we will not process your transfer request, and this request will not be counted as a transfer for purposes of determining the number of free transfers executed. The Company reserves the right to change its minimum transfer amount requirements.

TELEPHONE TRANSFER PRIVILEGE

You may direct us to act on transfer instructions given by telephone, subject to our procedures, by initialing the authorization on the application or by subsequently completing our administrative form. The authorization will continue in effect until we receive your written revocation or we discontinue this privilege. We reserve the right to change our procedures and to discontinue this privilege.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we do not employ such reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include, but are not limited to, possible recording of telephone calls and obtaining appropriate personal security codes and contract number before effecting any transfers.


DOLLAR COST AVERAGING PRIVILEGE ("DCA")


You may elect to have us automatically transfer specified amounts FROM ANY ONE variable sub-account or the Fixed Account (either one a "disbursement" account) TO ANY OTHER variable sub-account(s) or the Fixed Account on a periodic basis, subject to our administrative procedures and the restrictions in "Transfer Privilege" above. This privilege is intended to allow you to utilize "Dollar Cost Averaging," a long-term investment method which provides for regular, level, investments over time. We make no representation or guarantee that DCA will result in a profit or protect against loss.

When the Fixed Account is selected as the disbursement account, we require a minimum distribution period of 18 months. During this period, surrenders and/or transfers from the Fixed Account are not permitted.




To initiate DCA, we must receive your written notice on our form. Once elected, such transfers will be processed until the entire value of the sub-account or Fixed Account is completely depleted; or we receive your written revocation of such monthly transfers; or we discontinue this privilege. We reserve the right to change our procedures or to discontinue the DCA privilege upon 30 days written notice to you.

RESTRICTIONS ON TRANSFERS FROM FIXED ACCOUNT


Other than transfers made pursuant to DCA, you may transfer an amount from the Fixed Account to the sub-account(s) of the Variable Account, subject to these additional restrictions:


       1. we allow only one transfer each year and this transfer must be within the period that is 30 days before and 30 days after the policy anniversary, and an unused transfer option does not carry over to the next year; and

       2. the maximum transfer amount is 50% of the Fixed Account value on the date of the transfer, unless the balance after the transfer is less than $5000, in which case you may transfer the entire value.


Under our current procedures, the transfer will be made on the valuation date that occurs on or next following the date we receive your transfer request at our Home Office.

TRANSFER PROCESSING FEE


There is no limit to the number of transfers that you can make between sub-accounts or to the Fixed Account. However, we only allow one transfer each year from the Fixed Account (see "Restrictions on Transfers from Fixed Account" on page ___). The first 12 transfers during each policy year are free. Any unused free transfers do not carry over. We will assess a $25 processing fee for each additional transfer. For the purposes of assessing the fee, each transfer request (which includes a written notice or telephone call, but does not include dollar cost averaging automatic transfers) is considered to be one transfer, regardless of the number of sub-accounts or the Fixed Account affected by the transfer. The processing fee will be charged proportionately to the receiving sub-account(s) and/or the Fixed Account.



PAYMENT OF PROCEEDS

PROCEEDS


Proceeds means the amount we will pay under your policy when the first of the following events occurs: the annuity date or maturity date; or the policy is surrendered; or we receive due proof of death of the annuitant or any owner. We will pay any proceeds in a single sum that may be payable due to death before the annuity date or maturity date, unless an election is made for a payment option. See "Election of Options" on page ___. The policy ends when we pay the proceeds.

"Due Proof of Death" is proof of death that is satisfactory to us. Such proof may consist of: 1) a certified copy of the death certificate; and/or 2) a certified copy of the decree of a court of competent jurisdiction as to the finding of death.


We will deduct any applicable premium tax from the proceeds described below, unless we already deducted the tax from the premiums when paid.


For any annuity benefit with payments of five years or more, such annuity benefits at the time the policy value is applied under a payment option will not be less than those that would be provided by the application of an amount to purchase any single premium immediate annuity policy offered by us at the time to the same class of annuitants. Such amount shall be the greater of the cash surrender value or 95% of what the cash surrender value would be if there were no surrender charge.

PROCEEDS ON ANNUITY DATE OR MATURITY DATE

If Payment Option 1 is in effect on the annuity date, we will pay the policy value as described in the Definitions. See "Payment Options" on page ______. If the proceeds are paid in a lump sum, we will pay the cash surrender value, as described in the Definitions.

An option may not be elected and we will pay the proceeds in a lump sum if the amount to be applied under a payment option is less than $2,000 or any periodic payment under the payment option would be less than $20.

You may change the annuity date, subject to these limitations:

       1. we must receive your written notice at our Home Office at least 30 days before the current annuity date;
       2. the requested annuity date must be a date that is at least 30 days after we receive your written notice; and

       3. the requested annuity date should be no later than the maturity date.

The proceeds on the Maturity Date will be the policy value. The Maturity Date is the first day of the annuitant's 85th birthday.


PROCEEDS ON SURRENDER


If you surrender the policy before the annuity date, the proceeds we will pay is the cash surrender value. No death benefit is payable if the policy is surrendered before the last surviving annuitant's death. The cash surrender value is the policy value, less any applicable surrender charge. The cash surrender value will be determined on the date we receive your written notice for surrender and this policy at our Home Office.

You may surrender the policy for its cash surrender value at any time before the earlier of the death of the annuitant, the annuity date or maturity date. However, the surrender proceeds may be subject to a federal income tax, including a penalty tax. See "Federal Tax Status" on page ___.

You may elect to have the cash surrender value paid in a single sum or under a payment option. See "Payment Options" on page ___. The policy ends when we pay the cash surrender value.

PROCEEDS ON DEATH OF ANNUITANT BEFORE ANNUITY DATE OR MATURITY DATE (THE DEATH BENEFIT)

If we receive due proof of death of the annuitant before the annuity date or maturity date ("such due proof"), the proceeds we will pay to the beneficiary is the death benefit.

   THE FOLLOWING APPLIES ONLY TO POLICIES ISSUED ON OR AFTER MAY 1, 1996 OR SUCH LATER DATE AS APPLICABLE REGULATORY APPROVALS ARE OBTAINED IN THE JURISDICTION IN WHICH THE POLICIES ARE OFFERED:

       If we receive such due proof during the first five years, the death benefit is the greater of:

              1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or
              2. the policy value on the date we receive due proof of the annuitant's death.

       If we receive such due proof after the first five policy years, the death benefit is the greatest of:

              1.    item "1" above; or
              2.    item "2" above; or
              3. the policy value at the end of the most recent 5 policy year period preceding the date we receive due proof of the annuitant's death, adjusted for any of the following items that occur after such last 5 policy year period: a) less any partial withdrawals, including applicable surrender charges; b) less any incurred taxes; and c) plus any premiums paid. The 5 policy year periods are measured from the policy date (i.e., 5, 10, 15, 20, etc.).

       If on the date the policy was issued, the annuitant was attained age 80 or less, then after the annuitant attains age 81, the death benefit is the greater of items "1" or "2" above, with no further step-ups in Death Benefits occurring. However, if on the date the policy was issued, the annuitant was attained age 81 or more, then the death benefit is the policy value.

       THE FOLLOWING APPLIES ONLY TO POLICIES ISSUED FROM MAY 1, 1995 THROUGH APRIL 30, 1996, OR SUCH LATER DATE AS APPLICABLE REGULATORY APPROVALS ARE OBTAINED IN THE JURISDICTIONS IN WHICH THE CONTRACTS ARE OFFERED.

       If we receive such due proof during the first seven policy years, the death benefit is the greater of:

              1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or

              2. the policy value on the date we receive due proof of the annuitant's death.

       If we receive such due proof after the first seven policy years, the death benefit is the greatest of:

              1.    item "1." above; or
              2.    item "2." above; or

              3. the policy value at the end of the most recent 7 policy year period preceding the date we receive due proof of the annuitant's death, adjusted for any of the following items that occur after such last 7 policy year period: a) less any partial withdrawals, including applicable surrender charges; b) less any incurred taxes; and c) plus any premiums paid. The 7 policy year periods are measured from the policy date (i.e., 7, 14, 21, 28, etc.). No further step-ups in Death Benefits will occur after the age of 80.


       THE FOLLOWING APPLIES ONLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 1995 OR SUCH LATER DATE AS REGULATORY APPROVAL IS OBTAINED:

       If we receive such due proof during the first five policy years, the death benefit is the greater of:

              1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or
              2. the policy value on the date we receive due proof of the annuitant's death.

       If we receive such due proof after the first five policy years, the death benefit is the greatest of:

              1.    item "1" above; or
              2.    item "2" above; or

              3. the policy value at the end of each 5 year policy period preceding the date we receive due proof of the annuitant's death, adjusted for any of the following items that occur after such last 5 year policy period: a) less any partial withdrawals, including applicable surrender charges; b) less any incurred taxes; and c) plus any premiums paid. The 5 year policy periods are measured from the policy date (i.e., 5, 10, 15, 20, etc.).


No death benefit is payable if the policy is surrendered before the annuitant's death.


PROCEEDS ON DEATH OF ANY OWNER BEFORE OR AFTER ANNUITY DATE OR MATURITY DATE

If you are not the annuitant, and we receive due proof of your death before the annuity date or maturity date we will pay the beneficiary the policy value as of the date we receive due proof of your death. If you are the annuitant, and we receive due proof of your death before the annuity date or maturity date we will pay the beneficiary the death benefit described in "Proceeds on Death of Annuitant Before Annuity Date or Maturity Date." If any owner dies before the annuity date, Federal tax law requires the policy value be distributed within five years after the date of such owner's death regardless of whether such owner is or is not an annuitant, unless such owner's spouse is the designated beneficiary, in which case the policy may be continued with the surviving spouse as the new owner. All such distributions will be made in accordance with the requirements of the Investment Company Act of 1940.

A "designated beneficiary" is the person designated by you as a beneficiary and to whom the benefits of the policy pass by reason of an owner's death and must be a natural person.

If any owner dies on or after the earlier of the annuity date or maturity date, any remaining payments must be distributed at least as rapidly as under the payment option in effect on the date of such owner's death.


The distribution requirements described above will be considered satisfied as to any portion of the proceeds:

       1.     payable to or for the benefit of a designated beneficiary; and

       2. which is distributed over the life (or period not exceeding the life expectancy) of that beneficiary, provided that the beneficiary is a natural person and such distributions begin within one year of the owner's death.

If you are not a natural person, the primary annuitant as determined in accordance with Section 72(s) of the Code (i.e., the individual the events in the life of whom are of primary importance in effecting the timing or amount of the payout under the policy) will be treated as an owner for purposes of these distribution requirements, and any change in the primary annuitant will be treated as the death of an owner.



PARTIAL WITHDRAWALS


You may withdraw part of the cash surrender value at any time before the earlier of the death of the annuitant, the annuity date or maturity date, subject to these limits:

       1.     the Company's minimum partial withdrawal is $250;

       2. the maximum partial withdrawal is the amount that would leave a cash surrender value of $5,000; and

       3. a partial withdrawal request which would reduce the amount in a sub-account or the Fixed Account below $500 will be treated as a request for a full withdrawal; and
       4. a partial withdrawal request for an amount exceeding $10,000 must be accompanied by a guarantee of the owner's signature by a commercial bank, trust company or a savings and loan.


On the date we receive your written notice for a partial withdrawal at our Home Office, we will withdraw the amount of the partial withdrawal from the policy value, and we will then deduct any applicable surrender charge from the remaining policy value. The Company reserves the right to change its minimum partial withdrawal amount requirements.


You may specify the amount to be withdrawn from certain sub-accounts or the Fixed Account. If you do not provide his information to us, we will withdraw proportionately from the sub-accounts and Fixed Account in which you are invested. If you do provide this information to us, but the amount in the designated sub-accounts or the Fixed Account is inadequate to comply with your withdrawal request, we will first withdraw as much as possible from the specified sub-accounts or Fixed Account, withdrawing the remainder proportionately from the other sub-accounts and Fixed Account in which you are invested.


Any partial or systematic withdrawal may be included in the owner's gross income in the year in which the withdrawal occurs, and may be subject to federal income tax, including a penalty tax equal to 10% of the amount treated as taxable income, and the Code restricts certain distributions under Tax-Sheltered Annuity Plans and other qualified plans. See "Federal Tax Status" on page ___.

SYSTEMATIC WITHDRAWAL PRIVILEGE ("SWP")

You may elect to withdraw a fixed-level amount from the sub-account(s) on a monthly, quarterly, or semi-annual basis beginning 30 days after the Effective Date, if we receive your written notice on our form and the policy meets the Company's minimum premium, currently $25,000, and in accordance with "Partial Withdrawals" above (when surrender charges are applicable). No minimum is necessary when Surrender Charges are not applicable. While Surrender Charges are applicable, each year you may withdraw as follows:

       1. Up to 100% of positive investment earnings of each variable sub-account available at the time the SWP is executed/processed; PLUS
       2. Up to 100% of current policy year's interest on FIXED ACCOUNT available at the time the SWP is executed/processed; PLUS
       3.     Up to 10% of total premiums still subject to a surrender charge;
              PLUS
       4.     Up to 100% of total premiums NOT SUBJECT TO A SURRENDER CHARGE.

When no Surrender Charges are applicable, the entire policy is available for systematic withdrawal. The Systematic Withdrawal Privilege will end at the earliest of the date: when the sub-account(s) you specified for these withdrawals has no remaining amount to withdraw; or the cash surrender value is reduced to $5,000; or you elect to pay premiums by pre-authorized check (for policies issued prior to May 1, 1995, or such later date as regulatory approval is obtained); or we receive your written notice to end this privilege; or we elect to discontinue this privilege upon 30 days written notice to you. Use of this privilege during a policy year counts as your first 10% free withdrawal of total premiums under the "Surrender Charge" provision. References to partial withdrawals in other provisions of this Prospectus include systematic withdrawals. The Company reserves the right to change its minimum systematic withdrawal amount requirements.



PORTFOLIO REBALANCING ("REBALANCING")

Portfolio Rebalancing is an investment strategy in which, on a quarterly, semi-annual or annual basis, your policy value in the sub-accounts only is reallocated back to its original portfolio allocation, regardless of changes in individual portfolio values from the time of the last Rebalancing. We make no representation or guarantee that Rebalancing will result in a profit, protect you against loss or ensure that you meet your financial goals.

To initiate Rebalancing, we must receive your written notice on our form. Participation in Rebalancing is voluntary and can be modified or discontinued at any time by you in writing on our form. Portfolio Rebalancing is not available for amounts invested and earnings thereon in the Fixed Account.

Once elected, we will continue to perform Rebalancing until we are instructed otherwise. We reserve the right to change our procedures or discontinue offering Rebalancing upon 30 days written notice to you.


LOANS

The Company may in the future offer a loan privilege to owners of policies issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If offered, owners of such policies may obtain loans using the policy as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules (collectively, "loan rules"). Tax advisers and retirement plan fiduciaries should be consulted prior to exercising loan privileges. Policy loans that satisfy certain requirements with respect to loan amount and repayment are not treated as taxable distributions. If these requirements are not satisfied, or if the policy terminates while a loan is outstanding, the loan balance will be treated as a taxable distribution and may be subject to penalty tax, and the treatment of the policy under Section 403(b) may be adversely affected.

If loans are offered, the following will apply:

    Under the terms of the policy, qualified policies have a maximum loan value equal to 80% of the policy value, although loan rules may serve to reduce such maximum loan value in some cases. The amount available for a loan at any given time is the loan value less any outstanding debt. Debt equals the amount of any loans plus accrued interest. Loans will be made only upon written request from the owner. The Company will make loans within seven days of receiving a properly completed loan application (applications are available from the Company), subject to postponement under the same circumstances that payment of withdrawals may be postponed. See "Partial Withdrawals" on page ___.

    When an owner requests a loan, the Company will reduce the owner's investment in the investment accounts and transfer the amount of the loan to the loan account, a part of the Company's general account. The owner may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals. See "Partial Withdrawals" on page ___. The policy provides that owners may repay policy debt at any time. Under applicable loan rules, loans generally must be repaid within five years, repayments must be made at least quarterly and repayments must be made in substantially equal amounts. When a loan is repaid, the amount of the repayment will be transferred from the loan account to the investment accounts. The owner may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as the owner's initial premium (for policies issued after April 30, 1995, or such later date as regulatory approval is obtained), or most recent premium (for policies issued prior to May 1, 1995, or such later date as regulatory approval is obtained). On each policy anniversary, the Company will transfer from the investment accounts to the loan account the amount by which the debt on the policy exceeds the balance in the loan account.

    The Company charges interest of 6% per year on policy loans. Loan interest is payable in arrears and, unless paid in cash, the accrued loan interest is added to the amount of the debt and bears interest at 6% as well. The

    Company credits interest with respect to amounts held in the loan account at a rate of 4% per year. Consequently, the net cost of loans under the policy is 2%. If on any date debt under a policy exceeds the policy value, the policy will be in default. In such case the owner will receive a notice indicating the payment needed to bring the policy out of default and will have a thirty-one day grace period within which to pay the default amount. If the required payment is not made within the grace period, the policy will be foreclosed (terminated without value).


    The amount of any debt will be deducted from the minimum death benefit. See "Proceeds on Death of Annuitant Before Annuity Date or Maturity Date" on page ___. In addition, debt, whether or not repaid, will have a permanent effect on the policy value because the investment results of the investments accounts will apply only to the unborrowed portion of the policy value. The longer debt is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in the loan account while the debt is outstanding, the policy value will not increase as rapidly as it would have if no debt were outstanding. If investment results are below that rate, the policy value will be higher than it would have been had no debt been outstanding.



PAYMENT OF BENEFITS, PARTIAL WITHDRAWALS, CASH SURRENDERS AND TRANSFERS - POSTPONEMENT

We will usually pay any proceeds payable, amounts partially withdrawn, or the cash surrender value within seven calendar days after:


       1. we receive and process your written notice for a partial withdrawal or a cash surrender; or

       2.     the date chosen for any systematic withdrawal; or

       3. we receive and process due proof of your death or the death of the annuitant.


However, we can postpone the payment of proceeds, amounts withdrawn, the cash surrender value, or the transfer of amounts between sub-accounts if:

       1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or
       2. the SEC permits by an order the postponement for the protection of policyowners; or

       3. the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable; or
       4.     the Fund is required to postpone payment by law or regulation.

If the cash surrender value payable at a surrender, partial withdrawal or in a lump sum on the annuity date or maturity date is not mailed or delivered within ten working days after we receive the documentation necessary to complete the transaction, we will add interest from the date we receive the necessary documentation, unless the amount of such interest is less than $25. The rate of interest we will apply is the rate the company pays for dividends on deposit in our whole life insurance portfolio. We guarantee that the interest rate will never be less than 2.5%.


We have the right to defer payment of any partial withdrawal, cash surrender, or transfer from the Fixed Account for up to six months from the date we receive your written notice for a withdrawal, surrender or transfer.


CHARGES AGAINST THE POLICY, VARIABLE ACCOUNT, AND FUNDS

SURRENDER CHARGE


No deduction for a sales charge is made when premiums are paid. However, a 6% surrender charge (contingent deferred sales charge) will be deducted when certain partial withdrawals and cash surrenders are made to at least partially reimburse us for certain expenses relating to the sale of the policy, including commissions to registered representatives and other promotional expenses. A surrender charge may also be applied to the proceeds paid on the annuity date, unless the proceeds are applied under Payment Option 1.

For the purpose of determining if any surrender charge applies and the amount of such charge, partial withdrawals and surrenders are taken according to these rules from policy value attributable to premiums or investment earnings in the following order:

                                                                                                  SURRENDER CHARGE
                                                                                                  ----------------
    1.     Up to 100% of positive investment earnings of each variable sub-account available at the time the
           request is made, once a policy year, PLUS  . . . . . . . . . . . . . . . . . . . . . . . . . . .   None
    2.     Up to 100% of current policy year's interest on the FIXED ACCOUNT at the time the
           request for surrender/withdrawal is made, once a policy year, PLUS . . . . . . . . . . . . . . .   None
    3.     Up to 10% of total premiums STILL SUBJECT TO A SURRENDER CHARGE, once a policy
           year, PLUS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   None
    4.     Up to 100% of those premiums NOT SUBJECT TO A SURRENDER CHARGE, available
           at any time. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   None
    5.     Premiums subject to a surrender charge:

              For policies issued prior to May 1, 1995 or such later date as regulatory approval is obtained (For 5 years from the date of payment, each premium is subject to a 6% surrender charge. After the 5th year, no surrender charge will apply to such payment)6%

              For policies issued after April 30, 1995 or such later date as regulatory approval is obtained:

                  Policy Years Since Premium Was Paid
                  -----------------------------------
                  Less than 1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6%
                  At least 1, but less than 2 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6%
                  At least 2, but less than 3 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     5%
                  At least 3, but less than 4 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     5%
                  At least 4, but less than 5 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4%
                  At least 5, but less than 6 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3%
                  At least 6, but less than 7 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2%
                  At least 7  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   None


Any surrender charge will be deducted proportionately from the sub-account(s) or Fixed Account being surrendered or partially withdrawn in relation to the amount(s) withdrawn. If the amount remaining in a sub-account or the Fixed Account after the withdrawal is insufficient to cover the proportionate surrender charge deduction, the balance of the surrender charge will be assessed proportionately from any other sub-account and the Fixed Account in which you are invested.


POLICY ADMINISTRATION CHARGE


To cover the costs of providing certain administrative services attributable to the policies and the operations of the Variable Account, including policy records, communicating with policyowners, and processing transactions, we deduct a policy administration charge of $30 for the prior policy year on each policy anniversary. If the policy value on the policy anniversary is $75,000 or more, we will waive the policy administration charge for the prior policy year. We will also deduct this charge for the current policy year if the policy is surrendered for its cash surrender value, unless the policy is surrendered on a policy anniversary. We do not anticipate any profit from this charge. Even though our administrative expenses may increase, we guarantee that we will not increase this charge.

The charge will be assessed proportionately from any sub-accounts and the Fixed Account in which you are invested. If the charge is obtained from one of the sub-accounts, we will cancel the appropriate number of units credited to this policy based on the unit value at the end of the valuation period when the charge is assessed.


DAILY ADMINISTRATION FEE

At each valuation period, we deduct a daily administration fee at an effective annual rate of 0.15% from the net assets of each sub-account of the Variable Account. This daily administration fee is intended to reimburse us for other administrative costs under the policies. There is no necessary relationship between the daily administration fee and the amount of expenses that may be attributable to any one policy. We do not anticipate realizing any profit from this fee, which is guaranteed not to increase for the duration of your policy.

TRANSFER PROCESSING FEE


The first 12 transfers during each policy year are free. We will assess a $25 processing fee for each additional transfer. For the purposes of assessing the fee, each transfer request (which includes a written notice or telephone call, but does not include dollar cost averaging automatic transfers) is considered to be one transfer, regardless of the number of sub-accounts or the Fixed Account affected by the transfer. The processing fee will be charged proportionately to the receiving sub-account(s) and/or the Fixed Account. We do not expect a profit from this fee. See "Transfers" on page ___ for the rules concerning transfers.


ANNUALIZED MORTALITY AND EXPENSE RISK CHARGE


The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimated when we established our guarantees in the policy. Because of these guarantees, each annuitant is assured that their longevity will not have an adverse effect on the annuity payments they receive. The mortality risk we assume also includes our guarantee to pay a death benefit if the annuitant dies before the annuity date or maturity date. The expense risk we assume is the risk that the surrender charges, policy administration charge, daily administration fee, and transfer fees may be insufficient to cover our actual future expenses.

The annual mortality and expense risk charge is deducted at each valuation period from the assets of the Variable Account at an effective annual rate of 1.25% of the value of the net assets in the Variable Account. We guarantee that the rate of this charge will never increase. This charge is not made after the earlier of the annuity date or maturity date, and this charge is not made against any Fixed Account value. This charge consists of approximately 0.85% to cover the mortality risk, and approximately 0.40% to cover the expense risk. If this charge is insufficient to cover our actual costs of mortality and expense risks, we will bear the loss. However, if this charge exceeds our actual costs of mortality and expense risks, the excess will be a profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses, since we anticipate that the surrender charges will be insufficient to cover the costs of our actual distribution expenses. We currently anticipate a profit from this charge.

REDUCTION OR ELIMINATION OF SURRENDER CHARGES

The amount of the surrender charge on a policy may be reduced or eliminated when some or all of the policies are to be sold to a group of individuals in such a manner that results in savings of sales expenses. In determining whether to reduce the surrender charge, the Company will consider certain factors including the following:

       1. The size and type of group to which the sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of sales with fewer sales contacts.
       2. The total amount of premiums to be received will be considered. Per dollar sales expenses are likely to be less on larger premiums than on smaller ones.
       3. Any prior or existing relationship with the Company will be considered. Policy sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing more sales with fewer sales contacts.
       4. The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer policies in connection with financial planning programs offered on a fee for service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the policies, thereby reducing the Company's sales expenses.

If, after consideration of the foregoing factors, it is determined that there will be a reduction in sales expenses, the Company will provide a reduction in the surrender charge. The surrender charge will be eliminated when a policy is issued to an officer, director, employee, or relative thereof of: the Company; The Canada Life Assurance Company; J. & W. Seligman Co., Incorporated; or any of their affiliates. In no event will reduction or elimination of the surrender charge be permitted where such reduction or elimination will be discriminatory to any person.

REDUCTION OR ELIMINATION OF POLICY ADMINISTRATION CHARGE


The amount of the policy administration charge on a policy may be reduced or eliminated when some or all of the policies are to be sold to a group of individuals in such a manner that results in savings of administration expenses. In addition, if the policy value on the policy anniversary is $75,000 or more, we will waive the policy administration charge for the prior policy year. In determining whether to reduce or eliminate the administration charges, the Company will consider certain factors including the following:


       1. The size and type of group to which administrative services are to be provided will be considered.
       2.     The total amount of premiums to be received will be considered.

If, after consideration of the foregoing factors, it is determined that there will be a reduction or elimination of administration expenses, the Company will provide a reduction in the policy administration charge. In no event will reduction or elimination of the administration charge be permitted where such reduction or elimination will be discriminatory to any person.

TAXES

No premium tax is currently payable under New York law. We reserve the right to deduct any premium taxes payable in respect of future premiums in the event New York law should change.


When any tax is deducted from the policy value, it will be deducted proportionately from the sub-accounts and the Fixed Account in which you are invested.


We reserve the right to charge or provide for any taxes levied by any governmental entity, including:

       1. taxes that are against or attributable to premiums, policy values or annuity payments; or
       2. taxes that we incur which are attributable to investment income or capital gains retained as part of our reserves under the policies or from the establishment or maintenance of the Variable Account.

OTHER CHARGES INCLUDING INVESTMENT ADVISORY FEES


Each portfolio is responsible for all of its operating expenses. In addition, fees for investment advisory services are charged monthly from each portfolio at an annual rate of the monthly net assets of the portfolio. The Prospectus and Statement of Additional Information for each Fund provides more information concerning the investment advisory fee, other charges assessed against the portfolio(s) each Fund offers, and the investment advisory services provided to such portfolio(s).



PAYMENT OPTIONS


The policy ends when we pay the proceeds on the earlier of the annuity date or maturity date. On the annuity date, we will apply the policy value under Payment Option 1, unless you have an election of a payment option on file at our Home Office to receive the cash surrender value in a single sum, or to receive a mutually agreed upon payment option (Payment Option 2). See "Proceeds on Annuity Date or Maturity Date" on page ___. We require the surrender of your policy so that we may pay the cash surrender value or issue a supplemental contract for the applicable payment option. The term "payee" means a person who is entitled to receive payment under this section.

ELECTION OF OPTIONS

You may elect an option or revoke or change your election while the annuitant is living and before the annuity date or maturity date. If an election is not in effect at the annuitant's death or if payment is to be made in a lump sum under an existing election, the beneficiary may elect one of the options. This election must be made within one year after the annuitant's death and before any payment has been made.


An election of an option and any revocation or change must be made in a written notice. It must be filed with our Home Office with the written consent of any irrevocable beneficiary or assignee.


An option may not be elected and we will pay the proceeds in a lump sum if either of the following conditions exist:


       1.     the amount to be applied under the option is less than $2,000; or
       2.     any periodic payment under the election would be less than $20.





DESCRIPTION OF PAYMENT OPTIONS

Payment Option 1: Life Income

We will pay the proceeds in equal amounts at the beginning of each month, during the payee's lifetime.

The amount of each payment will be determined from the tables in the policy which apply to Payment Option 1, using the payee's age. Age will be determined from the nearest birthday at the due date of the first payment.

Payment Option 2: Mutual Agreement

We will pay the proceeds according to other terms, if those terms are mutually agreed upon.

PAYMENT DATES


The payment dates of the options will be calculated from the date on which the proceeds become payable.


AGE AND SURVIVAL OF PAYEE

We have the right to require proof of age of the payee(s) before making any payment. When any payment depends on the payee's survival, we will have the right, before making the payment, to require proof satisfactory to us that the payee is alive.

DEATH OF PAYEE

At the death of the payee, or the last survivor of the payees, any amount remaining to be paid under this section will become payable in one sum.





BETTERMENT OF INCOME

The annuity benefits at the time the policy value is applied under a payment option will not be less than those that would be provided by the application of an amount defined in the policy to purchase any single premium annuity policy offered by us at the time to the same class of annuitants. Such amount will be the greater of the cash surrender value or 95% of what the cash surrender value would be if there were no surrender charge.


OTHER POLICY PROVISIONS

OWNER OR JOINT OWNER

During the annuitant's lifetime and before the earlier of the annuity date or maturity date, you have all the rights and privileges granted by the policy. If you appoint an irrevocable beneficiary or assignee, then your rights will be subject to those of that beneficiary or assignee.

During the annuitant's lifetime and before earlier of the annuity date or maturity date, you may name a new owner, joint owner or annuitant by giving us written notice.

With respect to Qualified Policies generally, however, the contract may not be assigned (other than to us), joint ownership is not permitted, and the Owner must be the annuitant.


BENEFICIARY


We will pay the beneficiary any proceeds payable on your death or the death of the annuitant. During the annuitant's lifetime and before the earlier of the annuity date or maturity date, you may name and change one or more beneficiaries by giving us written notice. However, we will require written notice from any irrevocable beneficiary or assignee specifying their consent to the change.


We will pay the proceeds under the beneficiary appointment in effect at the date of death. If you have not designated otherwise in your appointment, the proceeds will be paid to the surviving beneficiary(ies) equally. If no beneficiary is living when you die or the annuitant dies, or if none has been appointed, the proceeds will be paid to you or to your estate.

WRITTEN NOTICE

Written Notice must be signed by you, dated, and of a form and content acceptable to us. Your written notice will not be effective until we receive it at our Home Office. However, the change provided in your written notice to name or change the owner or beneficiary will then be effective as of the date you signed the written notice:

       1. subject to any payments made or other action we take before we receive and file your written notice; and
       2. whether or not you or the annuitant are alive when we receive and file your written notice.

PERIODIC REPORTS

We will mail you a report showing the following items about your policy:

       1. the number of units credited to the policy and the dollar value of a unit;
       2.     the policy value;


       3. any premiums paid (for policies issued prior to January 26, 1996), withdrawals, and charges made since the last report; and


       4.     any other information required by law.

The information in the report will be as of a date not more than two months before the date of the mailing. We will mail the report to you:

       1.     at least annually, or more often as required by law; and
       2.     to your last address known to us.

ASSIGNMENT


You may assign a nonqualified policy or an interest in it at any time before the earlier of the annuity date or maturity date during the annuitant's lifetime. An assignment must be in a written notice acceptable to us. It will not be binding on us until we receive and file it at our Home Office. We are not responsible for the validity of any assignment. Your rights and the rights of any beneficiary will be affected by an assignment.


An assignment of a nonqualified policy may result in certain tax consequences to the owner. See "Transfers, Assignment or Exchanges of a Policy" on page ___.

MODIFICATION

Upon notice to you, we may modify the policy, but only if such modification:

       1. is necessary to make the policy or the Variable Account comply with any law or regulation issued by a governmental agency to which we are subject; or
       2. is necessary to assure continued qualification of the policy under the Code or other federal or New York laws relating to retirement annuities or variable annuity policies; or
       3. is necessary to reflect a change in the operation of the Variable Accounts; or
       4. provides additional variable account and/or fixed accumulation options.

In the event of any such modification, we may make any appropriate endorsement to the policy.


                            YIELDS AND TOTAL RETURNS

From time to time, we may advertise yields, effective yields, and total returns for the sub-accounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each sub-account may, from time to time, advertise performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for the sub-accounts are based on the investment performance of the corresponding series or portfolio of the Funds. The Funds' performance in part reflects the Funds' expenses. CLASF's expenses in excess of 0.40% (0.25% for the Money Market Series), other than the advisory fee, may be reimbursed. Fidelity's expenses in excess of those stated, other than the individual fund fee, may be reimbursed. Effective yields and total returns for the sub-accounts prior to May 1, 1994, do not reflect the deduction of a 0.15% Daily Administration Fee. See the Prospectuses for CLASF, Fidelity, Fidelity II, and Seligman.

The yield of the Money Market Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 7 day period. The yield is calculated by assuming that the income generated for that 7 day period is generated each 7 day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a sub-account (except the Money Market Sub-Account) refers to the annualized income generated by an investment in the sub-account over a specified 30 day or one month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one month period is generated each period over a 12 month period and is shown as a percentage of the investment.

The total return of a sub-account refers to return quotations assuming an investment under a policy has been held in the sub-account for various periods of time including, but not limited to, a period measured from the date the sub-account commenced operations. When a sub-account has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a policy to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the sub-account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the sub-account (including any surrender charge that would apply if an Owner terminated the policy at the end of each period indicated, but excluding any deductions for premium taxes).

We may, in addition, advertise total return performance information computed on a different basis. We may present total return information computed on the same basis as described above, except deductions will not include the surrender charge. This presentation assumes that the investment in the policy persists beyond the period when the surrender charge applies, consistent with the long-term investment and retirement objectives of the policy.

We may compare the performance of each sub-account in advertising and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the sub-accounts. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performances of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Other services or publications may also be cited in our advertising and sales literature.

Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analysis prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

We may also compare the performance of each sub-account in advertising and sales literature to the Standard & Poor's composite index of 500 common stocks, a widely used index to measure stock market performance. This unmanaged index does not reflect any "deduction" for the expense of operating or managing an investment portfolio. We may also make comparison to Lehman Brothers Government/Corporate Bond Index, an index that includes the Lehman Brothers Government Bond and Corporate Bond Indices. These indices are total rate of return indices. The Government Bond Index includes the Treasury Bond Index (public obligations of the U.S. Treasury) and the Agency Bond Index (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate debt guaranteed by the U.S. Government). The Corporate Bond Index includes publicly issued, fixed rate, nonconvertible Investment grade dollar-denominated, SEC registered corporate debt. All issues have at least a one-year maturity, and all returns are at market value inclusive of accrued interest. Other independent indices such as those prepared by Lehman Brothers Bond Indices may also be used as a source of performance comparison.

We may also compare the performance of each sub-account in advertising and sales literature to the Dow Jones Industrial Average, a stock average of 30 blue chip stock companies that does not represent all new industries. Other independent averages such as those prepared by Dow Jones & Company, Inc. may also be used as a source of performance comparison. Day-to-day changes may not be reflective of the overall market when an average is composed of a small number of companies.


                                  TAX DEFERRAL

Under current tax laws any increase in policy value is generally not taxable to you or the annuitant until received, subject to certain exceptions. See "FEDERAL TAX STATUS" on page ___. This deferred tax treatment may be beneficial to you in building assets in a long-range investment program.

We may also distribute sales literature or other information including the effect of tax-deferred compounding on a sub- account's investment returns, or returns in general, which may be illustrated by tables, graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis where allowed by state laws. All income and capital gains derived from sub-account investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can result in substantial long-term accumulation of assets, provided that the investment experience of the underlying series of the Funds is positive.


                               FEDERAL TAX STATUS

           THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the annuity policy we issue. Any person concerned about these tax implications should consult a tax adviser before initiating any transaction. This discussion is based upon our general understanding of the present Federal income tax laws. No representation is made as to the likelihood of the continuation of the present Federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The policy may be purchased on a nonqualified tax basis ("Nonqualified Policy") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Policy"). The Qualified Policy was designed for use by individuals whose premium payments are comprised of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 457 of the Code. The ultimate effect of Federal income tax on the amounts held under a policy, or annuity payments, and on the economic benefit to the owner, the annuitant, or the beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned and on our tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Policy with proceeds from a tax qualified plan and receiving distributions from a Qualified Policy in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of a policy for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a policy. The following discussion assumes that Qualified Policies are purchased with proceeds from and/or contributions under retirement plans that receive the intended special Federal income tax treatment.


THE COMPANY'S TAX STATUS

The Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. The operations of the Variable Account are a part of and taxed with our operations. We are taxed as a life insurance company under Subchapter L of the Code.

At the present time, we make no charge for any Federal, state or local taxes (other than premium taxes) that we incur which may be attributable to the Variable Account or to the policies. However, we do reserve the right to make a charge in the future for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Account or to the policies.

TAX STATUS OF THE POLICY

DIVERSIFICATION REQUIREMENTS


Section 817(h) of the Code provides that separate account investments underlying a policy must be "adequately diversified" in accordance with Treasury regulations in order for the policy to qualify as an annuity policy under Section 72 of the Code. The Variable Account, through each series or portfolio of CLASF, Fidelity, Fidelity II, Seligman, Dreyfus, Dreyfus Socially Responsible, Alger, and Montgomery intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various divisions of the Accounts may be invested. Although we do not have control over CLASF, Fidelity, Fidelity II, Seligman, Dreyfus, Dreyfus Socially Responsible, Alger, or Montgomery, in which the Variable Account invests, we believe that each series in which the Variable Account owns shares will meet the diversification requirements and that therefore the Policy will be treated as an annuity under the Code.



In certain circumstances, variable annuity policyowners may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity policyowner's gross income. Several years ago, the IRS stated in published rulings that a variable policyowner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets."


The ownership rights under the policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the owner of the policy has the choice of more subdivisions to which to allocate premiums and policy values then such rulings, has a choice of investment strategies different from such rulings, and may be able to transfer among subdivisions more frequently than in such rulings. These differences could result in the policyowner being treated as the owner of the assets of the Variable Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Variable Account.

REQUIRED DISTRIBUTIONS


In addition to the requirements of Section 817(h) of the Code, in order to be treated as an annuity policy for Federal income tax purposes, Section 72(s) of the Code requires any Nonqualified Policy to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity commencement date, the entire interest in the Policy will be distributed within five years after the date of the owner's death. These requirements will be considered satisfied as to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that owner's death. The owner's "designated beneficiary" is the person designated by such owner as a beneficiary and to whom proceeds of the Policy passes by reason of death and must be a natural person. However, if the owner's "designated beneficiary" is the surviving spouse of the owner, the Policy may be continued with the surviving spouse as the new owner.


The Nonqualified Policies contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.


Other rules may apply to Qualified Policies (see "Minimum Distribution
Requirements ("MDR") for IRA's, page     ).


The following discussion assumes that the policies will qualify as annuity contracts for Federal income tax purposes.

TAXATION OF ANNUITIES

IN GENERAL

Section 72 of the Code governs taxation of annuities in general. We believe that an owner who is a natural person generally is not taxed on increases in the value of a policy until distribution occurs by withdrawing all or part of the accumulation value (e.g., partial withdrawal or surrenders) or as annuity payments under the annuity option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the accumulation value (and in the case of a Qualified Policy, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

The owner of any annuity policy who is not a natural person generally must include in income any increase in the excess of the policy's accumulation value over the policy's "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss these with a tax adviser.


The following discussion generally applies to policies owned by natural persons.

WITHDRAWALS/DISTRIBUTIONS

In the case of a distribution under a Qualified Policy (other than a Section 457 plan), under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of any individual under a Policy which was not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Policies.

In the case of a withdrawal/distribution (e.g. surrender, partial withdrawal or systematic withdrawal) under a Nonqualified Policy before the annuity commencement date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the accumulation value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

ANNUITY PAYMENTS

Although tax consequences may vary depending on the annuity option elected under an annuity policy, under Code Section 72(b), generally gross income does not include that part of any amount received as an annuity under an annuity policy that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable income payments, in general, the taxable portion (prior to recovery of the investment in the contract) is determined by a formula which establishes the specific dollar amount of each annuity payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. For fixed income payments (prior to recovery of the investment in the contract), in general, there is no tax on the amount of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each income payment is taxable. In all cases, after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable.

TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a policy because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient as follows:


       1. if distributed in a lump sum, they are taxed in the same manner as a full surrender of the policy; or
       2. If distributed under a payment option, they are taxed in the same manner as annuity payments.

PENALTY TAX ON CERTAIN WITHDRAWALS

In the case of a distribution pursuant to a Nonqualified Policy, there may be imposed a Federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

       1.     made on or after the taxpayer reaches age 59 1/2;

       2. made on or after the death of an owner (or if the owner is not an individual, the death of the primary annuitant);

       3.     attributable to the owner becoming disabled;

       4. as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary;

       5. made under an annuity policy that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and
       6. made under certain annuities issued in connection with structured settlement agreements.

Other tax penalties may apply to certain distributions under a Qualified Policy, as well as to certain contributions, loans and other circumstances.


TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A POLICY

A transfer of ownership, the designation of an annuitant or other beneficiary who is not also the owner, the designation of certain annuity starting dates, or the exchange of a policy may result in certain tax consequences to the owner that are not discussed herein. An owner contemplating any such transfer, assignment, designation, or exchange of a policy should contact a tax adviser with respect to the potential tax effects of such a transaction.


WITHHOLDING

Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Effective January 1, 1993, withholding is mandatory for certain distributions from Qualified contracts.

MULTIPLE POLICIES

Section 72(e)(11) of the Code treats all nonqualified deferred annuity policies entered into after October 21, 1988, that are issued by us (or our affiliates) to the same owner during any calendar year as one annuity policy for purposes of determining the amount includable in gross income under Code Section 72(e). The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one annuity contract.

POSSIBLE TAX CHANGES

In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this prospectus Congress is not considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions.) Moreover, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).


TAXATION OF QUALIFIED PLANS

The policies are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, aggregate distributions in excess of a specified annual amount, and in certain other circumstances. Therefore, no attempt is made to provide more than general information about the use of the policies with the various types of qualified retirement plans. Policyowners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the policy, unless we consent. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the policies. Owners are responsible for determining that contributions, distributions and other transactions with respect to the policies satisfy applicable law. Brief descriptions follow of the various types of qualified retirement plans in connection with which we will issue a policy. We will amend the policy as instructed to conform it to the applicable legal requirements for such plan.

INDIVIDUAL RETIREMENT ANNUITIES AND SIMPLIFIED EMPLOYEE PENSIONS (SEP/IRAS)

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the policy for use with IRAs may be subject to special requirements of the Internal Revenue Service.

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using an IRA for such purpose, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employee to an IRA. Employers intending to use the policy in connection with such plans should seek advice.


Purchasers of a policy for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. Purchasers should seek competent advice as to the suitability of the policy for use with IRAs. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the policy comports with IRA qualification requirements.

MINIMUM DISTRIBUTION REQUIREMENTS ("MDR") FOR IRAS

The Code requires that minimum distribution from an IRA begin no later than April 1 of the year following the year in which the owner attains age 70 1/2. Failure to do so results in a penalty of 50% of the amount not withdrawn. This penalty is in addition to normal income tax. We will calculate the MDR only for funds invested in this Policy and subject to our administrative guidelines, including but not limited to: 1) minimum withdrawal amount of $250; 2) while surrender charges are applicable, up to 10% of total premium plus 100% of any sub-account earnings and 100% of current policy year's Fixed Account interest may be withdrawn; and 3) use of MDR counts as the once a policy year free withdrawal.

As an administrative practice, we will calculate and distribute an amount from an IRA using the method contained in the Code's minimum distribution requirements. The annual distribution is determined by dividing the prior December 31st value for the policy by a life expectancy factor. The factor will be based on either your life or the life expectancies of your life and your designated beneficiary, as directed by you, and based on tables found in the IRS' regulations. Factors are redetermined for each year's distribution. The value of the policy to be used in this calculation is the policy value on the December 31st prior to the year for which each subsequent payment is made. The life expectancy factor is determined by using the appropriate IRS chart based on one of the following circumstances:

   1.    Your life expectancy (Single Life Expectancy);
   2. Joint life expectancy between you and your designated beneficiary (Joint Life and Last Survivor Expectancy); or
   3. Your life expectancy and a non-spouse beneficiary more than 10 years younger than you (Minimum Distribution Incident Benefit Requirement).

The Code Minimum Distribution Requirements also apply to distribution from qualified plans other than IRA's. You are responsible for ensuring that distributions from such plans satisfy the Code minimum distribution requirements.


CORPORATE AND SELF-EMPLOYED (H.R.10 AND KEOGH) PENSION AND PROFIT-SHARING PLANS

Sections 401(a), 401(k) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individual Tax Retirement Act of 1962, as amended, commonly referred to as "H.R.10" or "Keogh", permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the policies in order to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this policy is assigned or transferred to any individual as a means to provide benefit payments. Employers intending to use the policy in connection with such plans should seek advice.

DEFERRED COMPENSATION PLANS

Section 457 of the Code provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. All distributions are taxable as ordinary income. All investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer.

TAX-SHELTERED ANNUITY PLANS


Section 403(b) of the Code permits public school systems and certain tax-exempt organizations specified in Section 501(c)(3) to make payments to purchase annuity policies for their employees. Such payments are excludable from the employee's gross income (subject to certain limitations), but may be subject to FICA (Social Security) taxes. Under Code requirements, Section 403(b) annuities generally may not permit distribution of: 1) elective contributions made in years beginning after December 31, 1988; 2) earnings on those contributions; and 3) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Under Code requirements, distributions of such amounts will be allowed only: 1) upon the death of the employee; or 2) on or after attainment of age 59 1/2; or 3) separation from service; or 4) disability; or 5) financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. With respect to these restrictions, the Company is relying upon a no-action letter dated November 28, 1988, from the staff of the SEC to the American Council of Life Insurance, the requirements for which have been or will be complied with by the Company.


OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the Federal tax consequences under these policies are not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Policy depend on the individual circumstances of each owner or recipient of the distribution. A tax adviser should be consulted for further information.

                            DISTRIBUTION OF POLICIES

The policies will be offered to the public on a continuous basis, and we do not anticipate discontinuing the offering of the policies. However, we reserve the right to discontinue the offering. Applications for policies are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity policies and who are also registered representatives of Canada Life of America Financial Services, Inc. ("CLAFS"). CLAFS is a wholly owned subsidiary of Canada Life Insurance Company of America, a Michigan corporation. CLAFS, a Georgia corporation organized on January 18, 1988, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The policies may also be sold through other broker- dealers registered under the Securities Exchange Act of 1934 whose representatives are authorized by applicable law to sell variable annuity policies. The commissions paid to agents are no greater than 4% of premiums. We may pay an additional commission to the general agent.

CLAFS acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the policies for the Variable Account pursuant to a distribution agreement involving CLAFS and us. CLAFS is not obligated to sell any specific number of policies. CLAFS principal business address is 6201 Powers Ferry Road, NW, Atlanta, Georgia.


                               LEGAL PROCEEDINGS

There are at present no legal proceedings to which the Variable Account is a party or the assets of the Variable Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Variable Account.


                                 VOTING RIGHTS

To the extent deemed to be required by law and as described in the Prospectuses for the Funds, shares held in the Variable Account and in our general account will be voted by us at regular and special shareholder meetings in accordance with instructions received from persons having voting interests in the corresponding sub-accounts. If however, the Investment Company Act of 1940 or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote the shares in our own right, we may elect to do so.


The number of votes which are available to you will be calculated separately for each sub-account of the Variable Account, and may include fractional votes. The number of votes attributable to a sub-account will be determined by applying your percentage interest, if any, in a particular sub-account to the total number of votes attributable to that sub-account. You hold a voting interest in each sub-account to which the Variable Account value is allocated. You only have voting interest prior to the annuity date or maturity date.


The number of votes which are available to you will be determined as of the date coincident with the date established for determining shareholders eligible to vote at the relevant meeting. Voting instructions will be solicited by written communication prior to such meeting in accordance with established procedures.

Shares as to which no timely instructions are received and shares held by us in a sub-account as to which you have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all policies participating in that sub-account. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes cast on such item.

Each person having a voting interest in a sub-account will receive proxy materials, reports, and other material relating to the appropriate series.


                              FINANCIAL STATEMENTS


The audited balance sheets of Canada Life Insurance Company of New York as at December 31, 1995 and 1994, and the statements of operations, accumulated surplus, and cash flows for each of the years in the three year period ended December 31, 1995, as well as the Report of Independent Auditors and the Actuary's Report thereon are contained in the Statement of Additional Information. The Variable Account's statement of net assets as at December 31, 1995, statement of operations for the year then ended, and the statements of changes in net assets for fiscal years ended December 31, 1995 and December 31, 1994, as well as the Report of Independent Auditors, are contained in the Statement of Additional Information.


The financial statements of the Company included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.



            STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS


ADDITIONAL POLICY PROVISIONS
       Contract . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
       Incontestability . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
       Misstatement of Age  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
       Currency . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
       Place of Payment . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
       Non-Participation  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
       Our Consent  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
CALCULATION OF YIELDS AND TOTAL RETURNS
       Money Market Yields  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
       Other Sub-Account Yields . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
       Total Returns  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
       Effect of the Policy Administration Charge on Performance Data . . . . . . . . . . . . . . . . . . . . . . . . . 6
SAFEKEEPING OF ACCOUNT ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
STATE REGULATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
RECORDS AND REPORTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
LEGAL MATTERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
EXPERTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7



                               THE FIXED ACCOUNT

DUE TO EXEMPTIVE AND EXCLUSIONARY PROVISIONS, OUR GENERAL ACCOUNT, INCLUDING THE FIXED ACCOUNT, IS NOT SUBJECT TO OR REGISTERED UNDER THE SECURITIES ACT OF 1933, AND IS NOT SUBJECT TO OR REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THEREFORE, THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT. HOWEVER, DISCLOSURES ABOUT THE GENERAL ACCOUNT AND THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF FEDERAL SECURITIES LAWS CONCERNING THE ACCURACY AND COMPLETENESS OF STATEMENTS IN PROSPECTUSES.


The Fixed Account is not part of and does not depend on the investment performance of the Variable Account. Amounts in the Fixed Account are part of our general account. We credit interest to amounts in the Fixed Account at rates we determine. We guarantee the interest rate will not be less than 3% per annum. We will also credit interest to amounts in the Fixed Account at a guaranteed rate of 4% for contracts issued prior to May 1, 1994, or such later date as applicable regulatory approvals are obtained in the jurisdiction in which the contracts are offered. At our sole discretion, we may credit a higher current interest rate. Each net premium allocated to the Fixed Account will be credited with a specified interest rate which will remain in effect for 12 calendar months. After such 12 month period, the net premium and any earnings accumulated thereon will be credited with the rate of interest currently credited to new monies allocated to the Fixed Account. This means that if you allocate monies to the Fixed Account on a monthly basis, over the course of 12 months, those monies may be credited with 12 different interest rates. We will establish a new interest rate the first business day of each calendar month.

You may allocate all or a portion of initial and any additional net premiums to the Fixed Account. See "Net Premium Allocation" on page ___. You may transfer all or a part of an amount in the sub-account(s) to the Fixed Account. You may transfer a part of an amount in the Fixed Account to the sub-account(s), subject to these restrictions, and except for transfers made pursuant to DCA
(see page    ):


    1. we allow only one transfer each year and this transfer must be within the period that is 30 days before and 30 days after the policy anniversary, and an unused transfer option does not carry over to the next year; and
    2. the maximum transfer amount is 50% of the Fixed Account value on the date of the transfer, unless the balance after the transfer is less than $5,000, in which case you have the option to transfer the entire value.

Transfers to and from the Fixed Account may be subject to a transfer fee, and are also subject to other restrictions. See "Transfers" on page ___.

A portion or all of the policy administration charge will be deducted from amounts in the Fixed Account to the extent that amounts in the sub-accounts are insufficient to cover the charge. See "Policy Administration Charge" on page ___. A fee for taxes may also be deducted from amounts in the Fixed Account. See "Taxes" on page ___.

You may withdraw all or a part of your Fixed Account value. See "Partial Withdrawals" on page ___ and "Proceeds on Surrender" on page ___. Upon a partial withdrawal or a cash surrender, you may incur a surrender charge. See "Surrender Charge" on page ___. We have the right to defer payment of any cash surrender value or partial withdrawal from the Fixed Account for up to six months from the date we receive your written notice for surrender. See "Payment of Benefits, Withdrawals, Cash Surrenders and Transfers - Postponement" on page
___.

 FIXED ACCOUNT VALUE


The Fixed Account value before the annuity date or maturity date is:


    1.   the sum of the net premiums allocated to the Fixed Account; plus
    2. any amounts transferred to the Fixed Account from a sub-account of the Variable Account; minus
    3. any cash surrender value withdrawn or amounts transferred from the Fixed Account; minus
    4. any policy administration charge deducted from the amount in the Fixed Account; plus
    5.   interest credited to the amount in the Fixed Account.

                                     PART B



                       INFORMATION REQUIRED TO BE IN THE

                      STATEMENT OF ADDITIONAL INFORMATION

                  CANADA LIFE INSURANCE COMPANY OF NEW YORK
         HOME OFFICE: 500 MAMARONECK AVENUE, HARRISON, NEW YORK 10528
                                (914) 835-8400

--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
                           VARIABLE ANNUITY ACCOUNT 1
               FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY

--------------------------------------------------------------------------------



This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium variable deferred annuity policy (the "policy") offered by Canada Life Insurance Company of New York. This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectuses for the policy; Canada Life of America Series Fund; Fidelity Investments Variable Insurance Products Fund; Fidelity Investments Variable Insurance Products Fund II; Seligman Portfolios, Inc.; Dreyfus Variable Investment Fund; Dreyfus Socially Responsible Growth Fund, Inc.; Alger American Fund; and The Montgomery Fund
III. The Prospectuses are dated the same date as this Statement of Additional Information. You may obtain copies of the Prospectuses by writing or calling us at our address or phone number shown above.

      The date of this Statement of Additional Information is May 1, 1996.



                STATEMENT OF ADDITIONAL INFORMATION FOR POLICY

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

ADDITIONAL POLICY PROVISIONS
       Contract . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
       Incontestability . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
       Misstatement Of Age  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
       Currency . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
       Place Of Payment . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
       Non-Participation  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
       Our Consent  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
CALCULATION OF YIELDS AND TOTAL RETURNS
       Money Market Yields  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
       Other Sub-Account Yields . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
       Total Returns  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
       Effect Of The Policy Administration Charge On Performance Data . . . . . . . . . . . . . . . . . . . . . . . . . 6
SAFEKEEPING OF ACCOUNT ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
STATE REGULATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
RECORDS AND REPORTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
LEGAL MATTERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
EXPERTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7


                          ADDITIONAL POLICY PROVISIONS

CONTRACT

The entire contract is made up of the policy and the application for the policy. The statements made in the application are deemed representations and not warranties. We cannot use any statement in defense of a claim or to void the policy unless it is contained in the application and a copy of the application is attached to the policy at issue.

INCONTESTABILITY

We will not contest the policy after it has been in force during the annuitant's lifetime for two years from the date of issue of the policy.

MISSTATEMENT OF AGE

If the age of the annuitant has been misstated, we will pay the amount which the proceeds would have purchased at the correct age.

If we make an overpayment because of an error in age, the overpayment plus interest at 3% compounded annually will be a debt against the policy. If the debt is not repaid, future payments will be reduced accordingly.

If we make an underpayment because of an error in age, any annuity payments will be recalculated at the correct age, and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.

CURRENCY

All amounts payable under the policy will be paid in United States currency.





                STATEMENT OF ADDITIONAL INFORMATION FOR POLICY

PLACE OF PAYMENT

All amounts payable by us will be payable at our Home Office at the address shown on page one of this Statement of Additional Information.

NON-PARTICIPATION

The policy is not eligible for dividends and will not participate in our divisible surplus.

OUR CONSENT

If our consent is required, it must be given in writing. It must bear the signature, or a reproduction of the signature, of our President, Secretary or Actuary.


                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELDS

We may, from time to time, quote in advertisements and sales literature the current annualized yield of the Money Market Sub-Account for a 7 day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Series or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the 7 day period in the value of a hypothetical account under a policy having a balance of 1 unit of the Money Market Sub-Account at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365 day basis. The net change in account value reflects: 1) net income from the Series attributable to the hypothetical account; and 2) charges and deductions imposed under the policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the policy administration charge; 2) the daily administration fee; and 3) the mortality and expense risk charge. The yield calculation reflects an average per unit policy administration charge of $30 per year per policy deducted at the end of each policy year. Current Yield will be calculated according to the following formula:

                    Current Yield = ((NCS-ES)/UV) X (365/7)
       Where:

       NCS    =     the net change in the value of the Series (exclusive of
                    realized gains and losses on the sale of securities and
                    unrealized appreciation and depreciation) for the 7 day
                    period attributable to a hypothetical account having a
                    balance of 1 Sub-Account unit.
       ES     =     per unit expenses of the Sub-Account for the 7 day period.
       UV     =     the unit value on the first day of the 7 day period.


The current yield for the 7 day period ended December 31, 1995 was 3.76%.


We may also quote the effective yield of the Money Market Sub-Account for the same 7 day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:
                                                     365/7
                  Effective Yield = (1+((NCS-ES)/UV))       -1
       Where:

       NCS    =     the net change in the value of the Series (exclusive of
                    realized gains and losses on the sale of securities and
                    unrealized appreciation and depreciation) for the 7 day
                    period attributable to a hypothetical account having a
                    balance of 1 Sub-Account unit.
       ES     =     per unit expenses of the Sub-Account for the 7 day period.
       UV     =     the unit value for the first day of the 7 day period.


The effective yield for the 7 day period ended December 31, 1995 was 3.83%.



                STATEMENT OF ADDITIONAL INFORMATION FOR POLICY

Because of the charges and deductions imposed under the policy, the yield for the Money Market Sub-Account will be lower than the yield for the Money Market Series.

The yields on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Series, the types and quality of portfolio securities held by the Money Market Series of the Fund, and the Money Market Series' operating expenses.

OTHER SUB-ACCOUNT YIELDS

We may, from time to time, quote in sales literature and advertisements the current annualized yield of one or more of the sub-accounts (except the Money Market Sub-Account) for a policy for 30 day or one month periods. The annualized yield of a sub-account refers to income generated by the sub-account over a specific 30 day or one month period. Because the yield is annualized, the yield generated by a sub-account during the 30 day or one month period is assumed to be generated each period over a 12 month period. The yield is computed by: 1) dividing the net investment income of the series attributable to the sub-account units less sub-account expenses for the period; by 2) the maximum offering price per unit on the last day of the period multiplied by the daily average number of units outstanding for the period; by 3) compounding that yield for a 6 month period; and by 4) multiplying that result by 2. Expenses attributable to the sub-account include 1) the policy administration charge; 2) the daily administration fee; and 3) the mortality and expense risk charge. The yield calculation reflects a policy administration charge of $30 per year per policy deducted at the end of each policy year. For purposes of calculating the 30 day or one month yield, an average policy administration charge per dollar of policy value in the Variable Account is used to determine the amount of the charge attributable to the sub-account for the 30 day or one month period as described below. The 30 day or one month yield is calculated according to the following formula:

                                                    6
                 Yield = 2 x ((((NI-ES)/(U x UV)) + 1)  - 1)
       Where:

       NI     =     net income of the series for the 30 day or one month period attributable to the sub- account's units.
       ES     =     expenses of the sub-account for the 30 day or one month
                    period.
       U      =     the average number of units outstanding.
       UV     =     the unit value at the close (highest) of the last day in
                    the 30 day or one month period.

Because of the charges and deductions imposed under the policies, the yield for the sub-account will be lower than the yield for the corresponding series.

The yield on the amounts held in the sub-accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The sub-account's actual yield is affected by the types and quality of portfolio securities held by the series, and its operating expenses.

Yield calculations do not take into account the surrender charge under the policy. The surrender charge is equal to 6% of premiums paid during that current policy year and the previous 4 policy years on certain amounts surrendered or withdrawn under the policy as described in the Prospectus. A surrender charge will not be imposed on the first withdrawal in any policy year on an amount up to 10% of the premiums paid during that current policy year and the previous 4 policy years, if the systematic withdrawal privilege is not elected in that policy year.

TOTAL RETURNS

We may, from time to time, also quote in sales literature or advertisements total returns, including average annual total returns for one or more of the sub-accounts for various periods of time. We will always include quotes of average annual total return for the period measured from the date the sub-account commenced operations. When a sub-account has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided.

Average annual total returns for other periods of time may, from time to time, also be disclosed. Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a policy to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.





                STATEMENT OF ADDITIONAL INFORMATION FOR POLICY

Average annual total returns will be calculated using sub-account unit values which we calculate on each valuation day based on the performance of the sub-account's underlying series, and the deductions for the mortality and expense risk charge, daily administration fee and the policy administration charge of $30 per year per policy deducted at the end of each policy year. For purposes of calculating total return, an average per dollar policy administration charge attributable to the hypothetical account for the period is used. The total return will then be calculated according to the following formula:
                                            1/N
                             TR = ((ERV/P)     )-1
       Where:

       TR     =     the average annual total return net of sub-account
                    recurring charges.
       ERV    =     the ending redeemable value of the hypothetical account at the end of the period.
       P      =     a hypothetical initial payment of $1,000.
       N      =     the number of years in the period.


The total returns assume that the maximum fees and charges are imposed for calculations.


Average annual total returns for the periods shown below for the sub-accounts were:


                                                1 Year Return             5 Year Return       Cumulative from
                                                Year Ended                12/31/90 to         Inception Date*
                                                12/31/95                  12/31/95            to 12/31/95
                                                -----------               -----------         --------------
       Money Market:                                (1.91)%                     **                   0.58%
       Managed:                                      14.68%                     **                   7.56%
       Bond:                                          9.66%                     **                   5.60%
       Value Equity:                                 16.27%                     **                  15.01%
       International Equity Series                     N/A%                     **                 (1.24)%
       Capital:                                      26.65%                     **                   2.11%
       Fidelity Growth***:                           27.98%                 18.76%                  13.18%
       Fidelity High Income***:                      13.42%                 16.91%                  10.20%
       Fidelity Overseas***:                          2.52%                  6.09%                   5.74%
       Fidelity Asset Manager***:                     9.83%                 10.75%                   9.62%
       Seligman Communications
             and Information                         31.37%                     **                  28.52%
       Seligman Frontier                             25.97%                     **                  25.90%




* The Inception Dates of the Series or Portfolios are as follows: Money Market, Managed, Bond and Value Equity 4/29/92; Capital 5/1/93; Fidelity Growth 10/9/86; Fidelity High Income 9/19/85; Fidelity Overseas 1/28/87; Fidelity Asset Manager 9/6/89; International Equity, Communications and Information, Frontier 5/1/95.



** These Sub-Accounts invest in portfolios that have not been in operation five years as of December 31, 1995, and accordingly, no five year average annual total return is available.



*** The date of inception for the Fidelity Growth, High Income, Overseas, and Asset Manager Sub-Accounts was May 1, 1994. The total return values reflected in the middle column reflect performance of the sub-accounts if they had existed for a five year period.



As of December 31, 1995, the Fidelity Index 500, Dreyfus Growth and Income, Dreyfus Socially Responsible Growth, Alger Small Capitalization, Alger Growth, Alger MidCap Growth, Alger Leveraged AllCap, and Montgomery





                STATEMENT OF ADDITIONAL INFORMATION FOR POLICY

Emerging Markets Sub-Accounts had not commenced operations. Accordingly, average annual total return information is not shown for these sub-accounts.


We may, from time to time, also quote in sales literature or advertisements, total returns that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charge on amounts surrendered or withdrawn.


Average annual total returns without a surrender charge for the periods shown below for the sub-accounts (except the Fidelity Index 500, Dreyfus Growth and Income, Dreyfus Socially Responsible Growth, Alger Small Capitalization, Alger Growth, Alger MidCap Growth, Alger Leveraged AllCap, and Montgomery Emerging Markets Sub-Accounts) were:



                                                1 Year Return             5 Year Return       Cumulative from
                                                 Year Ended               12/31/90 to         Inception Date*
                                                  12/31/95                12/31/95            to 12/31/95
                                                ------------              --------            -----------
       Money Market:                                  3.49%                     **                   2.00%
       Managed:                                      20.08%                     **                   8.75%
       Bond:                                         15.06%                     **                   6.85%
       Value Equity:                                 21.67%                     **                  16.01%
       International Equity Series                     N/A%                     **                   6.91%
       Capital:                                      32.05%                     **                   4.03%
       Fidelity Growth***:                           33.38%                 19.03%                  13.18%
       Fidelity High Income***:                      18.82%                 17.20%                  10.20%
       Fidelity Overseas*** :                         7.92%                  6.51%                   5.74%
       Fidelity Asset Manager***:                    15.23%                 11.10%                   9.62%
       Seligman Communications
             and Information                         36.42%                     **                  32.60%
       Seligman Frontier                             31.02%                     **                  30.00%



* The Inception Dates of the Series or Portfolios are as follows: Money Market, Managed, Bond and Value Equity 4/29/92; Capital 5/1/93; Fidelity Growth 10/9/86; Fidelity High Income 9/19/85; Fidelity Overseas 1/28/87; Fidelity Asset Manager 9/6/89; International Equity, Communications and Information, Frontier 5/1/95.



** These Sub-Accounts invest in portfolios that have not been in operation five years as of December 31, 1995, and accordingly, no five year average annual total return is available.



*** The date of inception for the Fidelity Growth, High Income, Overseas, and Asset Manager Sub-Accounts was May 1, 1994. The total return values reflected in the middle column reflect performance of the sub-accounts if they had existed for a five year period.


EFFECT OF THE POLICY ADMINISTRATION CHARGE ON PERFORMANCE DATA


The policy provides for a $30 policy administration charge to be assessed annually on each policy anniversary proportionately from any sub-accounts or Fixed Account in which you are invested. If the policy value on the policy anniversary is $75,000 or more, we will waive the policy administration charge for the prior policy year. For purposes of reflecting the policy administration charge in yield and total return quotations, we will convert the annual charge into a per-dollar per-day charge based on the average policy value in the Variable Account of all policies on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.





                STATEMENT OF ADDITIONAL INFORMATION FOR POLICY

                         SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account we have.

Records are maintained of all purchases and redemptions of series shares held by each of the sub-accounts.

Our officers and employees are covered by an insurance company blanket bond issued by America Home Assurance Company to The Canada Life Assurance Company, our parent Company, in the amount of $25 million. The bond insures against dishonest and fraudulent acts of officers and employees.


                                STATE REGULATION

We are subject to the insurance laws and regulations of the State of New York. Quarterly Statements are filed with the New York Superintendent of Insurance covering our operations and reporting on our financial condition. Periodically, the New York Superintendent of Insurance examines our financial condition, which examination includes the liabilities and reserves of the Variable Account and other separate accounts of which we are the depositor.


                              RECORDS AND REPORTS

We will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to you semi-annually at your last address known to us.


                                 LEGAL MATTERS

All matters relating to New York law pertaining to the policies, including the validity of the policies and our authority to issue the policies, have been passed upon by David A. Hopkins. Sutherland, Asbill & Brennan of Washington, D.C., has provided advice on certain matters relating to the federal securities laws.


                                    EXPERTS

The balance sheets of Canada Life Insurance Company of New York as at December 31, 1995 and 1994, and the statements of operations, accumulated surplus, and cash flows for each of the years in the three year period ended December 31, 1995, included in this Statement of Additional Information and Registration Statement, as well as the Variable Account's statement of net assets as of December 31, 1995, statement of operations for the year then ended, and the statements of changes in net assets for fiscal years ended December 31, 1995 and December 31, 1994 included in this Statement of Additional Information and Registration Statement have been audited by our Independent Auditors--Ernst & Young, Chartered Accountants, of Toronto, Canada, as set forth in their reports thereon appearing elsewhere herein and in the Registration Statements and are included herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                               OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the policies discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.





             STATEMENT OF ADDITIONAL INFORMATION FOR POLICY             PAGE 7

                              FINANCIAL STATEMENTS

The Variable Account's statement of net assets as at December 31, 1995, and the statement of operations for the year then ended, and the statements of changes in net assets for each of the years ended December 31, 1995 and December 31, 1994, as well as the Auditors' Report, are contained herein. Ernst & Young, Chartered Accountants, serve as independent auditors for the Variable Account.



The audited balance sheets of Canada Life Insurance Company of New York as at December 31, 1995 and 1994 and the statements of operations, accumulated surplus, and cash flows for each of the years in the three year period ended December 31, 1995, are contained herein. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.





              STATEMENT OF ADDITIONAL INFORMATION FOR POLICY             PAGE 8

                                    PART C



                              OTHER INFORMATION

PART C                           OTHER INFORMATION

Item 24.  Financial Statements and Exhibits


(a)    Financial Statements
         To be filed in a subsequent Post-Effective Amendment


(b)    Exhibits
       (1) Resolution of the Board of Directors of Canada Life Insurance Company of New York authorizing establishment of the Variable Account 1.*
       (2)    Not applicable.
       (3)    (a)   Form of Distribution Agreement*
              (b)   Form of Selling Agreement*


       (4)    (a)   Form of Annuity Policy
                      To be filed in a subsequent Post-Effective Amendment
              (b)   Riders and Endorsements***

       (5)    Form of Application

                To be filed in a subsequent Post-Effective Amendment


       (6)    (a)   Certificate of Incorporation of Canada Life Insurance
                    Company of New York.*
              (b)   By-Laws of Canada Life Insurance Company of New York*

              (c) Amendment to the By-Laws of Canada Life Insurance Company of New York passed by the Board on November 19, 1993.***


       (7)    Not applicable

       (8)    (a)   Participation Agreement*
              (b)   Service Agreement*

       (9)    Opinion and Consent of Counsel**

       (10)   (a)   Consent of Counsel
              (b)   Consent of Independent Counsel
                      To be filed in a subsequent Post-Effective Amendment
              (c)   Consent of Independent Auditors
                      To be filed in a subsequent Post-Effective Amendment
       (11)   No financial statements will be omitted from item 23
       (12)   Not applicable
       (13)   Not applicable


       (14)   Financial Data Schedule
                To be filed in a subsequent Post-Effective Amendment

______________________________________________
* Incorporated herein by reference with the initial filing of this Form N-4 Registration Statement (File No. 33-32199) filed on November 21, 1989.

** Incorporated herein by reference with the Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (File No. 33-32199) filed on March 20, 1991.


*** Incorporated herein by reference with the Post-Effective Amendment No. 7 of this Form N-4 Registration Statement (File No. 33-32199) filed on April 14, 1995.

Item 25.  Directors and Officers of the Depositor


              Name and Principal
               Business Address                    Positions and Offices with Depositor
              ------------------                   ---------------------------------------
              David A. Nield (1)                   Chairman and Director
              D. Allen Loney (2)                   President and Director
              Paul R. McCadam (3)                  Vice-President and Chief Operating Officer
              Donald M. Cooper (1)                 Financial Vice-President, Treasurer and Director
              Mary L. Craft (2)                    Director of Administration
              Dr. Robert W. Lund (2)               Medical Director
              Donald K. Cooper (3)                 Director of Marketing
              Jeffrey R. Wilt (3)                  Director of Marketing
              William S. McIlwaine (2)             Director of Group Sales
              Don D. Myers (1)                     Accounting Officer
              Gary M. Haddow (2)                   Administrative Officer
              Kenneth T. Ledwos (2)                Actuary
              Sergio Benedetti (2)                 Marketing Actuary
              Janet G. Deskins                     Marketing Actuary
              John W. Pratt (2)                    Actuarial Associate
              M. G. Libenson                       Internal Auditor
              David A. Hopkins (2)                 Secretary
              Roy W. Linden (1)                    Assistant Secretary
              George N. Isaac (1)                  Assistant Treasurer
              Edward P. Ovsenny (1)                Assistant Treasurer
              Brian J. Lynch (1)                   Assistant Treasurer
              Wendy M. Michaud (3)                 Chief Underwriter
              Gordon N. Farquhar (4)               Director
              Christopher T. Green (5)             Director
              Alfred F. Kelly (6)                  Director
              William E. Kelly (7)                 Director
              H. W. McCubbin (8)                   Director
              William B. Morris (9)                Director
              Harry Van Benschoten (10)            Director
              Julius Vogel (11)                    Director

___________________________
(1) The business address is 330 University Avenue, Toronto, Ontario, Canada M5G 1R8.
(2) The business address is 6201 Powers Ferry Road, NW, Suite 600, Atlanta, GA, USA 30339.
(3)           The business address is 500 Mamaroneck Avenue, Harrison, New
              York, USA 10528.
(4)           The business address is 43 Meadow Avenue, Weekapaug, Rhode
              Island, USA 02891
(5) The business address is 1000 Cathedral Place, 298 Main Street, Buffalo, New York, USA 14202.
(6)           The business address is 232 Crestwood Avenue, Tuckahoe, New York,
              USA 10707


(7)           The business address is 320 Park Avenue, New York, New York, USA
              10022.


(8) The business address is 4 Glenellen Drive East, Toronto, Ontario, Canada M8Y 2G5
(9)           The business address is 9 West 57th Street, New York, New York,
              USA 10019


(10) The business address is 105 Seminary Street, New Canaan, Connecticut, CT 06840


(11)          The business address is 72 Colt Road, Summit, New Jersey, USA
              07901

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                                          PERCENT OF
                                                            VOTING
                                                          SECURITIES                               PRINCIPAL
   NAME                           JURISDICTION              OWNED                                  BUSINESS
   ----                           ------------              -----                                  --------
The Canada Life Assurance         Canada                Mutual Company                             Life Insurance and
Health Company

Adason Properties Limited         Canada                Ownership of all voting securities         Property Management
                                                        through Canada Life

The Canada Life Assurance         England               Ownership of all voting securities         Life Insurance
Company of Great Britain                                through Canada Life

Canada Life Unit Trust            England               Ownership of all voting securities         Unit Trust Management
Managers Limited                                        through Canada Life of Great Britain

Canada Life Mortgage              Canada                Ownership of all voting securities         Mortgage Portfolios
Services Ltd.                                           through Canada life                        Management

Canada Life Data Services         Canada                Ownership of all voting securities         Data Support Services
Limited                                                 through Canada Life

The CLGB Property Company         England               Ownership of all voting securities         Property Management
Limited                                                 through Canada Life of Great Britain

CLASSO Benefit Services           Canada                Ownership of all voting securities         Administrative
Limited                                                 through Canada Life                        Services


Canada Life Casualty              Canada                Ownership of all voting securities         Property and Casualty
Insurance Company                                       through Canada Life                        Insurance

Canada Life Investment            Canada                Ownership of all voting securities         Investment Counseling
Management Limited                                      through Canada Life

Sherway Centre Limited            Canada                Ownership of all voting securities         Property Management
                                                        through Canada Life

The Canada Life Assurance         Rep. of Ireland       Ownership of all voting securities         Life Insurance
Company of Ireland Limited                              through Canada Life of Great Britain

Canlife - IBI Investment          Rep. of Ireland       Ownership of 50% of voting                 Equity Fund Management
Services Limited                                        securities through Canada Life of
                                                        Ireland Limited and 50% through the
                                                        Investment Bank of Ireland

Canada Life Financial             England               Ownership of all voting securities         Unit Fund Sales and
Services Company Limited                                through Canada Life of Great Britain       Management

Canada Life Financial             Rep. of Ireland       Ownership of all voting securities         Unit Fund Sales and
Services Company of Ireland                             through Canada Life of Ireland             Management
Limited

Canada Life Insurance             Michigan              Ownership of all voting securities         Life Insurance
Company of America (CLICA)                              through Canada Life


Canada Life of America            Georgia               Ownership of all voting securities         Broker Dealer
Financial Services Inc.                                 through CLICA

Canada Life of America            Maryland              Ownership of all voting securities         Mutual Fund
Series Fund, Inc.                                       through CLICA

CLMS Realty Ltd.                  Canada                99% of the common shares and               Realtor
                                                        100% of the convertible preference
                                                        shares are owned by Canada Life

Canada Life Pension &             Rep. of Ireland       Ownership of all voting securities         Unit Trust
Annuities (Ireland) Limited                             through Canada Life Assurance
                                                        (Ireland) Limited

CLAI Limited                      Rep. of Ireland       Ownership of all voting securities         Holding Company
                                                        through Canada Life of Great Britain

The Canada Life Assurance         Rep. of Ireland       Ownership of all voting securities         Life Insurance
Company of Ireland Limited                              through CLAI Limited

CL Capital Management, Inc.       Georgia               Ownership of all voting securities         Investment Management
                                                        through CLICA



Item 27.    Number of Policy Owners
            As of December 31, 1995 there are 19 owners of Nonqualified Policies and 42 owners of Qualified Policies.


Item 28.    Indemnification*

Item 29.    Principal Underwriter*

Item 30.    Location of Accounts and Records
            All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by CLNY at its Home Office at 500 Mamaroneck Avenue, Harrison, New York 10528.

Item 31.    Management Services*

Item 32.    Undertakings**


_____________________________
* Incorporated herein by reference with the initial filing of this Form N-4 Registration Statement (File No. 33-32199) filed on November 21, 1989.

** Undertakings (a) - (d) are incorporated herein by reference to the initial filing of this Form N-4 Registration Statement (File No. 33-32199) filed on November 21, 1989. Undertaking (e) is incorporated herein by reference to the Post-Effective Amendment No. 2 of this Form N-4 Registration Statement (File No. 33-32199) filed April 30, 1992.

                                  SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment Number 8 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on this 29th day of February , 1996.



                                CANADA LIFE INSURANCE COMPANY OF NEW YORK
                                VARIABLE ANNUITY ACCOUNT 1


                                By   /s/ D. A. Loney
                                     ---------------
                                     D. A. Loney, President
                                     Canada Life Insurance Company of New York


                                CANADA LIFE INSURANCE COMPANY OF NEW YORK


                                By   /s/ D. A. Loney
                                     ---------------
                                     D. A. Loney, President




    As required by the Securities Act of 1933, this Post-Effective Amendment Number 8 has been signed by the following persons in the capacities and on the dates indicated.



          SIGNATURE                                         TITLE                                DATE
          ---------                                         -----                                ----
    /s/ D. A. Nield                                  Chairman and Director                     02/29/96
    -----------------------------------------------                                            --------
    D. A. Nield



    /s/ D. A. Loney                                  President and Director                    02/29/96
    -----------------------------------------------                                            --------
    D. A. Loney



    /s/ D. M. Cooper                                 Financial Vice President                  02/29/96
    -----------------------------------------------                                            --------
    D. M. Cooper                                     and Treasurer, and Director



    /s/ G. N. Farquhar                               Director                                  02/29/96
    -----------------------------------------------                                            --------
    G. N. Farquhar



    /s/ C. T. Greene                                 Director                                  02/29/96
    -----------------------------------------------                                            --------
    C. T. Greene



    /s/ A. F. Kelly                                   Director                                  02/29/96
    -----------------------------------------------                                             --------
    A. F. Kelly


    /s/ W. E. Kelly                                         Director                                  02/29/96
    -----------------------------------------------                                                   --------
    W. E. Kelly



    /s/ H. W. McCubbin                                      Director                                  02/29/96
    -----------------------------------------------                                                   --------
    H. W. McCubbin


    /s/ W. B. Morris                                        Director                                  02/29/96
    -----------------------------------------------                                                   --------
    W. B. Morris



    /s/ H. Van Benschoten                                   Director                                  02/29/96
    -----------------------------------------------                                                   --------
    H. Van Benschoten



    /s/ J. Vogel                                            Director                                  02/29/96
    -----------------------------------------------                                                   --------
    J. Vogel


                                 EXHIBIT INDEX


                          Exhibit Number           Description of Exhibit
                          --------------           ----------------------
                          10 (a)                   Consent of Counsel
